                           Nuveen Multistate Trust III

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07943

                             Nuveen Multistate Trust III
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312 917-7700)
                                                           --------------

                      Date of fiscal year end: May 31st
                                               --------

                      Date of reporting period: May 31st
                                               ---------

Form N-CSR is to be use by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30c-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------


Nuveen Investments Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Nuveen Tennessee Municipal Bond Fund



[LOGO] Nuveen Investments

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  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

                                 "No one knows
                                what the future
                               will bring, which
                                is why we think
                                a well-balanced
                               portfolio ... is
                                 an important
                                 component in
                                achieving your
                                   long-term
                               financial goals."
Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income and total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 15, 2003



                            Annual Report l Page 1

  Portfolio Manager's Comments

  Portfolio manager Rick Huber examines economic and market conditions, key investment strategies, and the performance of the Georgia, Louisiana, North Carolina, and Tennessee Funds. Rick, who has 18 years of investment management experience, assumed primary management responsibility for these Funds in January 2003.

--------------------------------------------------------------------------------

What was the general condition of the U.S. economy and the municipal markets in these states during the twelve-month reporting period?

Nationally, the year ended May 31, 2003, was a period of slow economic growth, low inflation and low interest rates. In this environment, many fixed income investments, including municipal bonds, performed well. Insured and higher-rated bonds, in particular, showed generally strong returns as many investors sought quality in an uncertain economic environment.

Reflecting national conditions, each of the four states also showed the effects of sluggish economic growth and increased financial stress. Over the twelve months, job growth in the state's health services, education and government sectors helped to offset weakness in retail sales, construction and telecommunications. As of May 2003, unemployment in the state was 4.8%, down from 5.1% in May 2002 and well below the current national average of 6.1%. The state's income-tax collections continued to decline when compared with recent years, tracking the national trend. This led Georgia to cut spending sharply in order to maintain a balanced budget. Unlike other states, however, Georgia was not forced to draw down its reserves, and this provided the state with a measure of financial stability.

Louisiana's economy continued to be hit hard by the general economic downturn, with the state's large energy industry especially affected. However, Louisiana maintained a surprisingly strong financial condition, in part by making several tough choices in order to achieve a balanced state budget.

There were signs of continued economic recovery in North Carolina during the period ended May 31, 2003, thanks in part to signs of a turnaround in the manufacturing sector. The state's budget shortfall was met by drawing down reserves and adopting new spending constraints. These actions did not address North Carolina's financial challenges beyond the current fiscal year, so the potential for further problems remains if the state's economy fails to grow sufficiently.

Tennessee's economy remained weak during the twelve-month period as the state endured substantial job losses, especially in the apparel and construction industries. After passing the largest tax increase in Tennessee history, the state's financial position has gradually improved, though substantial challenges still remain.

Nationally, the municipal bond market saw record new issuance in 2002, and continued strong issuance during the first five months of 2003. While each of these states saw relatively strong new issue volume during the twelve months ended May 31, 2003, none of the states issues large amounts of bonds on an annual basis. We are used to working with the relatively tight new issue supply common in each state.

How did the Funds perform during the twelve months ended May 31, 2003?

The accompanying chart provides performance information for the four Nuveen Funds discussed in this report (Class A shares at net asset value) for the year ended May 31, 2003. The chart also compares the Funds' performances to that of their peers (as measured by their Lipper category average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index ("Lehman Index").

For the twelve-month period, all four of the Funds outperformed their Lipper peer group averages, and the national Lehman Index. This

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                            Annual Report l Page 2

Class A Shares--
One-Year Total Returns as of 5/31/03
--------------------------------------------------------------------------------

               Nuveen Georgia Municipal Bond Fund/1/      10.78%
               Lipper Georgia Municipal Debt Funds
                 category average/2/                       9.46%
               Lehman Brothers Municipal Bond Index/3/    10.36%
               -------------------------------------------------

               Nuveen Louisiana Municipal Bond Fund/1/    10.45%
               Lipper Louisiana Municipal Debt Funds
                 category average/2/                       9.20%
               Lehman Brothers Municipal Bond Index/3/    10.36%
               -------------------------------------------------

               Nuveen North Carolina Municipal Bond
                 Fund/1/                                  10.82%
               Lipper North Carolina Municipal Debt Funds
                 category average/2/                       9.73%
               Lehman Brothers Municipal Bond Index/3/    10.36%
               -------------------------------------------------

               Nuveen Tennessee Municipal Bond Fund/1/    11.09%
               Lipper Tennessee Municipal Debt Funds
                 category average/2/                       9.59%
               Lehman Brothers Municipal Bond Index/3/    10.36%
               -------------------------------------------------

outperformance was due in part to each Fund's relatively heavy weightings in AAA/U.S. guaranteed and AA rated bonds. As of May 31, 2003, 78 percent of the Georgia Fund's portfolio were invested in municipal bonds with credit ratings of AAA/U.S. guaranteed or AA. The Louisiana Fund had 74 percent of its portfolio invested in AAA/U.S. guaranteed or AA rated bonds, while North Carolina had 78 percent and Tennessee had 82 percent.

What strategies did you use to manage the Funds during the twelve-month reporting period?

We managed these four Nuveen Funds with the same overall strategy that we use to manage all of our municipal bond funds. We followed a disciplined, research-driven approach with a view toward uncovering attractively valued bonds that we thought had above-average return potential.

We also sought to avoid excessive turnover in all of the Fund portfolios. With interest rates at near- historic lows, we believed it generally made limited sense to sell older investments often with higher coupons and buy new securities offering the lower prevailing yields--all while increasing our shareholders' capital gains exposure. Thus, we limited the Funds' trading activity to include only those transactions that, in our opinion, improved diversification, enhanced the Fund's call protection or otherwise were in the best long-term interests of shareholders.

To manage credit risk in the current uncertain environment, we maintained each Fund Portfolio's high quality. We also sought to take advantage of unique opportunities in each state. Here is a brief summary of specific strategies we followed on a portfolio-by-portfolio basis:

Georgia

With a tight supply of Georgia bonds to choose from, we were still able to improve the Fund's call protection and reduce its duration to help lower overall interest rate risk. Our overall approach was to take advantage of selected investment opportunities when they became available. We were particularly attracted to the health care and utility sectors during the period, as we believed that securities in these areas offered investors substantial potential value.

Louisiana

In the Louisiana Fund, we generally were satisfied with the Fund's credit and duration profile. We did, however, begin to modify our holdings of zero-coupon bonds, which are highly sensitive to changes in interest rates. The Fund's position in zero-coupon bonds helped overall performance during the reporting period as rates headed lower through most of the twelve months. As we moved into the spring of 2003, we began to reduce our weighting in these securities to help lower the Fund's interest rate risk should interest rates begin to rise in the future.


--------------------------------------------------------------------------------

1Performance figures are for Class A shares at net asset value as of May 31,
 2003. Current performance may be more or less than the performance shown.
2For each state, the Lipper peer group returns shown represent the average annualized total return for all reporting funds for the one-year period ended May 31, 2003. As of that date, the Lipper peer groups included 29 Georgia funds, 13 Louisiana funds, 26 North Carolina funds, and 14 Tennessee funds. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.
3The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                            Annual Report l Page 3

North Carolina

The relatively limited supply of North Carolina bonds made it somewhat difficult to identify attractive new investments for the Fund. Throughout the reporting period, our focus was on improving the Fund's credit profile and call protection. We looked to sell long-duration bonds that were in high demand, while buying high-quality bonds with short durations. This defensive tactic allowed us to reduce the Fund's volatility and help manage some of the risks associated with a rise in interest rates from their current, historically low levels. We also looked to further diversify the Fund by moderating its exposure to healthcare and single-family housing bonds, which represented 20 and 14 percent, respectively, of the portfolios as of May 31, 2003.

Tennessee

Although most municipal investments performed well during the reporting period, many bonds backed by corporations or economically sensitive projects did relatively poorly in the sluggish economic conditions. We sought to reduce exposure to these types of bonds and, instead, add high-quality securities to the portfolio. Also, to reduce the Fund's interest-rate risk, we looked to sell longer-maturity bonds and reinvest the proceeds into investments with somewhat shorter maturities.

What is your outlook for the municipal market and the Funds?

In the coming months, we do not expect to make major changes to the Funds' portfolios. Although we think the economic growth will continue to be slow, we believe that each state's economic condition will begin to improve as the national picture brightens. As a result, we will work to position each Fund to perform well in a stable rate environment while mitigating as much as possible the risks inherent in a fixed-income portfolio should interest rates begin to rise. We believe the tax-free income and diversification potential offered by these Funds continue to make them attractive investments.
--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Georgia Municipal Bond Fund*

                                    [CHART]

                    Nuveen Georgia      Nuveen Georgia
                    Municipal Bond      Municipal Bond     Lehman Brothers
   Date               Fund (NAV)         Fund (Offer)    Municipal Bond Index
----------          --------------      --------------   --------------------
 5/31/1993              10,000               9,580              10,000
 6/30/1993              10,178               9,751              10,167
 7/31/1993              10,160               9,733              10,180
 8/31/1993              10,418               9,980              10,392
 9/30/1993              10,551              10,108              10,510
10/31/1993              10,562              10,118              10,530
11/30/1993              10,455              10,016              10,438
12/31/1993              10,640              10,193              10,658
 1/31/1994              10,767              10,314              10,779
 2/28/1994              10,479              10,039              10,500
 3/31/1994              10,038               9,616              10,073
 4/30/1994              10,085               9,662              10,159
 5/31/1994              10,184               9,756              10,247
 6/30/1994              10,122               9,697              10,184
 7/31/1994              10,331               9,897              10,371
 8/31/1994              10,341               9,906              10,407
 9/30/1994              10,146               9,720              10,254
10/31/1994               9,953               9,534              10,072
11/30/1994               9,746               9,337               9,889
12/31/1994               9,992               9,572              10,107
 1/31/1995              10,321               9,887              10,396
 2/28/1995              10,605              10,159              10,698
 3/31/1995              10,687              10,239              10,821
 4/30/1995              10,664              10,216              10,834
 5/31/1995              11,031              10,567              11,180
 6/30/1995              10,913              10,454              11,083
 7/31/1995              10,965              10,505              11,188
 8/31/1995              11,070              10,605              11,330
 9/30/1995              11,142              10,674              11,402
10/31/1995              11,334              10,858              11,567
11/30/1995              11,547              11,062              11,759
12/31/1995              11,687              11,196              11,872
 1/31/1996              11,729              11,236              11,962
 2/29/1996              11,636              11,147              11,881
 3/31/1996              11,415              10,936              11,729
 4/30/1996              11,345              10,869              11,696
 5/31/1996              11,366              10,888              11,691
 6/30/1996              11,495              11,013              11,818
 7/31/1996              11,605              11,117              11,926
 8/31/1996              11,636              11,147              11,924
 9/30/1996              11,823              11,327              12,091
10/31/1996              11,979              11,476              12,227
11/30/1996              12,181              11,669              12,451
12/31/1996              12,132              11,622              12,399
 1/31/1997              12,142              11,632              12,422
 2/28/1997              12,265              11,750              12,537
 3/31/1997              12,123              11,614              12,370
 4/30/1997              12,236              11,722              12,474
 5/31/1997              12,432              11,910              12,661
 6/30/1997              12,675              12,143              12,796
 7/31/1997              13,097              12,547              13,151
 8/31/1997              12,976              12,431              13,027
 9/30/1997              13,174              12,621              13,182
10/31/1997              13,290              12,732              13,266
11/30/1997              13,371              12,810              13,345
12/31/1997              13,573              13,003              13,540
 1/31/1998              13,691              13,116              13,679
 2/28/1998              13,651              13,078              13,683
 3/31/1998              13,684              13,109              13,695
 4/30/1998              13,582              13,011              13,634
 5/31/1998              13,848              13,266              13,849
 6/30/1998              13,830              13,249              13,903
 7/31/1998              13,874              13,291              13,938
 8/31/1998              14,093              13,501              14,154
 9/30/1998              14,264              13,665              14,331
10/31/1998              14,232              13,635              14,331
11/30/1998              14,289              13,689              14,381
12/31/1998              14,308              13,707              14,417
 1/31/1999              14,454              13,847              14,589
 2/28/1999              14,371              13,768              14,524
 3/31/1999              14,377              13,773              14,545
 4/30/1999              14,420              13,815              14,581
 5/31/1999              14,309              13,708              14,497
 6/30/1999              14,080              13,489              14,288
 7/31/1999              14,072              13,481              14,339
 8/31/1999              13,854              13,272              14,225
 9/30/1999              13,754              13,176              14,230
10/31/1999              13,588              13,017              14,077
11/30/1999              13,699              13,124              14,226
12/31/1999              13,543              12,974              14,119
 1/31/2000              13,441              12,877              14,058
 2/29/2000              13,635              13,062              14,221
 3/31/2000              13,925              13,340              14,533
 4/30/2000              13,836              13,255              14,447
 5/31/2000              13,732              13,156              14,372
 6/30/2000              14,094              13,503              14,753
 7/31/2000              14,320              13,719              14,958
 8/31/2000              14,547              13,936              15,188
 9/30/2000              14,468              13,860              15,109
10/31/2000              14,612              13,999              15,274
11/30/2000              14,715              14,097              15,390
12/31/2000              15,128              14,493              15,770
 1/31/2001              15,105              14,470              15,926
 2/28/2001              15,237              14,597              15,977
 3/31/2001              15,385              14,738              16,121
 4/30/2001              15,189              14,551              15,947
 5/31/2001              15,367              14,721              16,119
 6/30/2001              15,501              14,850              16,227
 7/31/2001              15,752              15,091              16,467
 8/31/2001              16,019              15,346              16,739
 9/30/2001              15,981              15,309              16,682
10/31/2001              16,147              15,469              16,881
11/30/2001              16,019              15,347              16,739
12/31/2001              15,862              15,196              16,580
 1/31/2002              16,060              15,386              16,867
 2/28/2002              16,274              15,590              17,071
 3/31/2002              15,935              15,266              16,736
 4/30/2002              16,181              15,501              17,063
 5/31/2002              16,245              15,562              17,167
 6/30/2002              16,415              15,726              17,348
 7/31/2002              16,647              15,947              17,571
 8/31/2002              16,861              16,153              17,782
 9/30/2002              17,245              16,521              18,172
10/31/2002              16,894              16,184              17,871
11/30/2002              16,818              16,112              17,797
12/31/2002              17,185              16,463              18,172
 1/31/2003              17,077              16,360              18,126
 2/28/2003              17,345              16,616              18,379
 3/31/2003              17,362              16,633              18,390
 4/30/2003              17,584              16,845              18,512
 5/31/2003              17,995              17,239              18,946

--------------------------------------------------------------------------------

The graph does not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Fund return includes reinvestment of all dividends and distributions, and the Fund return at offer depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.


                            Annual Report l Page 4

     Growth of an Assumed $10,000 Investment

     Nuveen Louisiana Municipal Bond Fund*

                                    [CHART]

                 Nuveen Louisiana  Nuveen Louisiana
                  Municipal Bond    Municipal Bond    Lehman Brothers
   Date             Fund (NAV)       Fund (Offer)    Municipal Bond Index
----------       ----------------  ----------------  --------------------
 5/31/1993            10,000             9,580            10,000
 6/30/1993            10,194             9,766            10,167
 7/31/1993            10,188             9,760            10,180
 8/31/1993            10,441            10,002            10,392
 9/30/1993            10,553            10,110            10,510
10/31/1993            10,594            10,149            10,530
11/30/1993            10,456            10,017            10,438
12/31/1993            10,656            10,209            10,658
 1/31/1994            10,790            10,336            10,779
 2/28/1994            10,509            10,068            10,500
 3/31/1994            10,031             9,610            10,073
 4/30/1994            10,059             9,637            10,159
 5/31/1994            10,176             9,748            10,247
 6/30/1994            10,117             9,692            10,184
 7/31/1994            10,342             9,908            10,371
 8/31/1994            10,363             9,928            10,407
 9/30/1994            10,156             9,729            10,254
10/31/1994             9,938             9,521            10,072
11/30/1994             9,729             9,320             9,889
12/31/1994             9,999             9,579            10,107
 1/31/1995            10,332             9,898            10,396
 2/28/1995            10,651            10,204            10,698
 3/31/1995            10,733            10,283            10,821
 4/30/1995            10,732            10,282            10,834
 5/31/1995            11,112            10,646            11,180
 6/30/1995            10,968            10,507            11,083
 7/31/1995            11,051            10,587            11,188
 8/31/1995            11,197            10,727            11,330
 9/30/1995            11,259            10,786            11,402
10/31/1995            11,448            10,967            11,567
11/30/1995            11,732            11,239            11,759
12/31/1995            11,881            11,382            11,872
 1/31/1996            11,903            11,403            11,962
 2/29/1996            11,826            11,329            11,881
 3/31/1996            11,622            11,134            11,729
 4/30/1996            11,567            11,081            11,696
 5/31/1996            11,642            11,153            11,691
 6/30/1996            11,749            11,255            11,818
 7/31/1996            11,869            11,370            11,926
 8/31/1996            11,890            11,391            11,924
 9/30/1996            12,109            11,600            12,091
10/31/1996            12,253            11,738            12,227
11/30/1996            12,507            11,981            12,451
12/31/1996            12,453            11,930            12,399
 1/31/1997            12,453            11,930            12,422
 2/28/1997            12,587            12,059            12,537
 3/31/1997            12,427            11,906            12,370
 4/30/1997            12,539            12,013            12,474
 5/31/1997            12,732            12,198            12,661
 6/30/1997            12,857            12,317            12,796
 7/31/1997            13,260            12,703            13,151
 8/31/1997            13,108            12,558            13,027
 9/30/1997            13,258            12,701            13,182
10/31/1997            13,361            12,800            13,266
11/30/1997            13,466            12,900            13,345
12/31/1997            13,664            13,090            13,540
 1/31/1998            13,804            13,224            13,679
 2/28/1998            13,803            13,223            13,683
 3/31/1998            13,825            13,244            13,695
 4/30/1998            13,727            13,150            13,634
 5/31/1998            13,990            13,403            13,849
 6/30/1998            14,013            13,424            13,903
 7/31/1998            14,046            13,456            13,938
 8/31/1998            14,288            13,688            14,154
 9/30/1998            14,457            13,849            14,331
10/31/1998            14,416            13,811            14,331
11/30/1998            14,474            13,866            14,381
12/31/1998            14,495            13,887            14,417
 1/31/1999            14,617            14,003            14,589
 2/28/1999            14,538            13,928            14,524
 3/31/1999            14,560            13,949            14,545
 4/30/1999            14,605            13,992            14,581
 5/31/1999            14,512            13,902            14,497
 6/30/1999            14,264            13,665            14,288
 7/31/1999            14,271            13,671            14,339
 8/31/1999            14,021            13,432            14,225
 9/30/1999            13,926            13,341            14,230
10/31/1999            13,622            13,050            14,077
11/30/1999            13,747            13,170            14,226
12/31/1999            13,589            13,019            14,119
 1/31/2000            13,452            12,887            14,058
 2/29/2000            13,683            13,109            14,221
 3/31/2000            14,036            13,447            14,533
 4/30/2000            13,924            13,339            14,447
 5/31/2000            13,811            13,231            14,372
 6/30/2000            14,181            13,586            14,753
 7/31/2000            14,432            13,826            14,958
 8/31/2000            14,697            14,080            15,188
 9/30/2000            14,609            13,995            15,109
10/31/2000            14,753            14,134            15,274
11/30/2000            14,871            14,246            15,390
12/31/2000            15,347            14,703            15,770
 1/31/2001            15,424            14,776            15,926
 2/28/2001            15,514            14,863            15,977
 3/31/2001            15,661            15,003            16,121
 4/30/2001            15,443            14,795            15,947
 5/31/2001            15,634            14,977            16,119
 6/30/2001            15,768            15,106            16,227
 7/31/2001            16,030            15,357            16,467
 8/31/2001            16,308            15,623            16,739
 9/30/2001            16,215            15,534            16,682
10/31/2001            16,409            15,720            16,881
11/30/2001            16,257            15,575            16,739
12/31/2001            16,062            15,388            16,580
 1/31/2002            16,331            15,645            16,867
 2/28/2002            16,543            15,848            17,071
 3/31/2002            16,184            15,504            16,736
 4/30/2002            16,426            15,737            17,063
 5/31/2002            16,537            15,843            17,167
 6/30/2002            16,708            16,006            17,348
 7/31/2002            16,939            16,227            17,571
 8/31/2002            17,140            16,420            17,782
 9/30/2002            17,583            16,845            18,172
10/31/2002            17,154            16,433            17,871
11/30/2002            17,084            16,366            17,797
12/31/2002            17,499            16,764            18,172
 1/31/2003            17,337            16,609            18,126
 2/28/2003            17,679            16,936            18,379
 3/31/2003            17,654            16,912            18,390
 4/30/2003            17,813            17,065            18,512
 5/31/2003            18,265            17,498            18,946

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen North Carolina Municipal Bond Fund*

                                    [CHART]

                        Nuveen              Nuveen
                    North Carolina      North Carolina
                    Municipal Bond      Municipal Bond      Lehman Brothers
  Date                Fund (NAV)         Fund (Offer)    Municipal Bond Index
----------          --------------      --------------   --------------------
 5/31/1993              10,000               9,580              10,000
 6/30/1993              10,179               9,751              10,167
 7/31/1993              10,169               9,742              10,180
 8/31/1993              10,389               9,953              10,392
 9/30/1993              10,493              10,053              10,510
10/31/1993              10,532              10,090              10,530
11/30/1993              10,413               9,976              10,438
12/31/1993              10,598              10,152              10,658
 1/31/1994              10,724              10,273              10,779
 2/28/1994              10,480              10,040              10,500
 3/31/1994              10,033               9,611              10,073
 4/30/1994              10,030               9,608              10,159
 5/31/1994              10,128               9,703              10,247
 6/30/1994              10,054               9,632              10,184
 7/31/1994              10,234               9,804              10,371
 8/31/1994              10,252               9,822              10,407
 9/30/1994              10,096               9,672              10,254
10/31/1994               9,920               9,503              10,072
11/30/1994               9,731               9,323               9,889
12/31/1994               9,998               9,578              10,107
 1/31/1995              10,256               9,825              10,396
 2/28/1995              10,521              10,079              10,698
 3/31/1995              10,582              10,137              10,821
 4/30/1995              10,588              10,143              10,834
 5/31/1995              10,882              10,425              11,180
 6/30/1995              10,772              10,320              11,083
 7/31/1995              10,845              10,389              11,188
 8/31/1995              10,961              10,500              11,330
 9/30/1995              11,011              10,549              11,402
10/31/1995              11,203              10,732              11,567
11/30/1995              11,427              10,947              11,759
12/31/1995              11,543              11,058              11,872
 1/31/1996              11,582              11,096              11,962
 2/29/1996              11,486              11,004              11,881
 3/31/1996              11,305              10,830              11,729
 4/30/1996              11,253              10,780              11,696
 5/31/1996              11,281              10,807              11,691
 6/30/1996              11,386              10,908              11,818
 7/31/1996              11,482              10,999              11,926
 8/31/1996              11,464              10,983              11,924
 9/30/1996              11,640              11,151              12,091
10/31/1996              11,738              11,245              12,227
11/30/1996              11,925              11,424              12,451
12/31/1996              11,885              11,386              12,399
 1/31/1997              11,903              11,403              12,422
 2/28/1997              12,001              11,497              12,537
 3/31/1997              11,855              11,357              12,370
 4/30/1997              11,965              11,463              12,474
 5/31/1997              12,159              11,648              12,661
 6/30/1997              12,271              11,756              12,796
 7/31/1997              12,597              12,068              13,151
 8/31/1997              12,471              11,948              13,027
 9/30/1997              12,609              12,079              13,182
10/31/1997              12,698              12,165              13,266
11/30/1997              12,751              12,216              13,345
12/31/1997              12,941              12,398              13,540
 1/31/1998              13,045              12,497              13,679
 2/28/1998              13,038              12,491              13,683
 3/31/1998              13,068              12,520              13,695
 4/30/1998              13,000              12,454              13,634
 5/31/1998              13,216              12,661              13,849
 6/30/1998              13,259              12,702              13,903
 7/31/1998              13,288              12,730              13,938
 8/31/1998              13,467              12,901              14,154
 9/30/1998              13,622              13,050              14,331
10/31/1998              13,576              13,005              14,331
11/30/1998              13,656              13,082              14,381
12/31/1998              13,649              13,076              14,417
 1/31/1999              13,780              13,201              14,589
 2/28/1999              13,717              13,140              14,524
 3/31/1999              13,732              13,155              14,545
 4/30/1999              13,773              13,194              14,581
 5/31/1999              13,670              13,095              14,497
 6/30/1999              13,460              12,895              14,288
 7/31/1999              13,462              12,896              14,339
 8/31/1999              13,210              12,655              14,225
 9/30/1999              13,118              12,567              14,230
10/31/1999              12,904              12,362              14,077
11/30/1999              13,025              12,478              14,226
12/31/1999              12,863              12,323              14,119
 1/31/2000              12,769              12,233              14,058
 2/29/2000              13,031              12,483              14,221
 3/31/2000              13,375              12,813              14,533
 4/30/2000              13,268              12,711              14,447
 5/31/2000              13,146              12,594              14,372
 6/30/2000              13,509              12,942              14,753
 7/31/2000              13,735              13,158              14,958
 8/31/2000              13,975              13,388              15,188
 9/30/2000              13,880              13,297              15,109
10/31/2000              14,037              13,448              15,274
11/30/2000              14,167              13,572              15,390
12/31/2000              14,555              13,943              15,770
 1/31/2001              14,629              14,014              15,926
 2/28/2001              14,716              14,098              15,977
 3/31/2001              14,847              14,223              16,121
 4/30/2001              14,617              14,003              15,947
 5/31/2001              14,778              14,157              16,119
 6/30/2001              14,911              14,284              16,227
 7/31/2001              15,175              14,538              16,467
 8/31/2001              15,412              14,764              16,739
 9/30/2001              15,310              14,667              16,682
10/31/2001              15,459              14,810              16,881
11/30/2001              15,327              14,683              16,739
12/31/2001              15,194              14,556              16,580
 1/31/2002              15,390              14,744              16,867
 2/28/2002              15,602              14,947              17,071
 3/31/2002              15,287              14,645              16,736
 4/30/2002              15,531              14,878              17,063
 5/31/2002              15,637              14,981              17,167
 6/30/2002              15,775              15,112              17,348
 7/31/2002              16,005              15,333              17,571
 8/31/2002              16,234              15,552              17,782
 9/30/2002              16,619              15,921              18,172
10/31/2002              16,276              15,593              17,871
11/30/2002              16,227              15,545              17,797
12/31/2002              16,585              15,889              18,172
 1/31/2003              16,504              15,811              18,126
 2/28/2003              16,831              16,124              18,379
 3/31/2003              16,828              16,121              18,390
 4/30/2003              16,967              16,255              18,512
 5/31/2003              17,330              16,602              18,946

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Tennessee Municipal Bond Fund*

                                    [CHART]

                 Nuveen Tennessee  Nuveen Tennessee
                  Municipal Bond    Municipal Bond     Lehman Brothers
   Date             Fund (NAV)       Fund (Offer)    Municipal Bond Index
----------       ----------------  ----------------  --------------------
 5/31/1993            10,000             9,580             10,000
 6/30/1993            10,179             9,751             10,167
 7/31/1993            10,182             9,754             10,180
 8/31/1993            10,401             9,964             10,392
 9/30/1993            10,520            10,078             10,510
10/31/1993            10,550            10,107             10,530
11/30/1993            10,433             9,995             10,438
12/31/1993            10,620            10,174             10,658
 1/31/1994            10,750            10,299             10,779
 2/28/1994            10,479            10,039             10,500
 3/31/1994            10,043             9,622             10,073
 4/30/1994            10,062             9,639             10,159
 5/31/1994            10,155             9,729             10,247
 6/30/1994            10,098             9,674             10,184
 7/31/1994            10,279             9,847             10,371
 8/31/1994            10,300             9,867             10,407
 9/30/1994            10,155             9,729             10,254
10/31/1994             9,964             9,546             10,072
11/30/1994             9,780             9,369              9,889
12/31/1994            10,032             9,611             10,107
 1/31/1995            10,306             9,873             10,396
 2/28/1995            10,586            10,141             10,698
 3/31/1995            10,665            10,217             10,821
 4/30/1995            10,664            10,216             10,834
 5/31/1995            10,972            10,511             11,180
 6/30/1995            10,881            10,424             11,083
 7/31/1995            10,952            10,492             11,188
 8/31/1995            11,053            10,588             11,330
 9/30/1995            11,102            10,636             11,402
10/31/1995            11,265            10,792             11,567
11/30/1995            11,468            10,987             11,759
12/31/1995            11,612            11,124             11,872
 1/31/1996            11,652            11,163             11,962
 2/29/1996            11,577            11,090             11,881
 3/31/1996            11,410            10,931             11,729
 4/30/1996            11,366            10,889             11,696
 5/31/1996            11,387            10,909             11,691
 6/30/1996            11,501            11,018             11,818
 7/31/1996            11,605            11,118             11,926
 8/31/1996            11,594            11,107             11,924
 9/30/1996            11,762            11,268             12,091
10/31/1996            11,869            11,370             12,227
11/30/1996            12,060            11,554             12,451
12/31/1996            12,017            11,512             12,399
 1/31/1997            12,027            11,522             12,422
 2/28/1997            12,136            11,626             12,537
 3/31/1997            12,003            11,499             12,370
 4/30/1997            12,101            11,592             12,474
 5/31/1997            12,265            11,750             12,661
 6/30/1997            12,398            11,877             12,796
 7/31/1997            12,742            12,207             13,151
 8/31/1997            12,619            12,089             13,027
 9/30/1997            12,764            12,228             13,182
10/31/1997            12,865            12,324             13,266
11/30/1997            12,943            12,400             13,345
12/31/1997            13,113            12,562             13,540
 1/31/1998            13,212            12,657             13,679
 2/28/1998            13,210            12,655             13,683
 3/31/1998            13,241            12,685             13,695
 4/30/1998            13,145            12,593             13,634
 5/31/1998            13,374            12,812             13,849
 6/30/1998            13,394            12,831             13,903
 7/31/1998            13,426            12,862             13,938
 8/31/1998            13,622            13,050             14,154
 9/30/1998            13,807            13,227             14,331
10/31/1998            13,767            13,189             14,331
11/30/1998            13,845            13,264             14,381
12/31/1998            13,841            13,260             14,417
 1/31/1999            13,981            13,394             14,589
 2/28/1999            13,904            13,320             14,524
 3/31/1999            13,900            13,316             14,545
 4/30/1999            13,943            13,357             14,581
 5/31/1999            13,840            13,259             14,497
 6/30/1999            13,589            13,019             14,288
 7/31/1999            13,596            13,025             14,339
 8/31/1999            13,394            12,831             14,225
 9/30/1999            13,339            12,778             14,230
10/31/1999            13,159            12,606             14,077
11/30/1999            13,278            12,721             14,226
12/31/1999            13,147            12,595             14,119
 1/31/2000            13,003            12,456             14,058
 2/29/2000            13,226            12,670             14,221
 3/31/2000            13,526            12,958             14,533
 4/30/2000            13,457            12,892             14,447
 5/31/2000            13,336            12,776             14,372
 6/30/2000            13,640            13,068             14,753
 7/31/2000            13,830            13,249             14,958
 8/31/2000            14,019            13,430             15,188
 9/30/2000            13,974            13,387             15,109
10/31/2000            14,112            13,519             15,274
11/30/2000            14,198            13,602             15,390
12/31/2000            14,536            13,926             15,770
 1/31/2001            14,650            14,035             15,926
 2/28/2001            14,764            14,144             15,977
 3/31/2001            14,865            14,241             16,121
 4/30/2001            14,684            14,067             15,947
 5/31/2001            14,827            14,204             16,119
 6/30/2001            14,944            14,316             16,227
 7/31/2001            15,197            14,559             16,467
 8/31/2001            15,452            14,803             16,739
 9/30/2001            15,405            14,758             16,682
10/31/2001            15,537            14,885             16,881
11/30/2001            15,435            14,786             16,739
12/31/2001            15,290            14,648             16,580
 1/31/2002            15,494            14,843             16,867
 2/28/2002            15,699            15,040             17,071
 3/31/2002            15,383            14,737             16,736
 4/30/2002            15,646            14,989             17,063
 5/31/2002            15,768            15,106             17,167
 6/30/2002            15,920            15,251             17,348
 7/31/2002            16,200            15,520             17,571
 8/31/2002            16,410            15,721             17,782
 9/30/2002            16,751            16,047             18,172
10/31/2002            16,412            15,722             17,871
11/30/2002            16,375            15,687             17,797
12/31/2002            16,698            15,996             18,172
 1/31/2003            16,646            15,947             18,126
 2/28/2003            16,932            16,221             18,379
 3/31/2003            16,954            16,242             18,390
 4/30/2003            17,123            16,404             18,512
 5/31/2003            17,518            16,782             18,946

--------------------------------------------------------------------------------

The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Funds returns include reinvestment of all dividends and distributions, and the Funds returns at offer depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.


                            Annual Report l Page 5

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03                Nuveen Georgia Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.34   $11.36   $11.31   $11.31
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0400  $0.0330  $0.0350  $0.0415
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0352  $0.0352  $0.0352  $0.0352
         --------------------------------------------------------------
         Commencement Date           3/27/86  2/18/97  1/04/94  2/14/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                         10.78%  6.13%
                  ---------------------------------------------
                  5-Year                          5.38%  4.48%
                  ---------------------------------------------
                  10-Year                         6.05%  5.59%
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                          9.92%  5.92%
                  ---------------------------------------------
                  5-Year                          4.60%  4.43%
                  ---------------------------------------------
                  10-Year                         5.51%  5.51%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                         10.00%
                  ---------------------------------------------
                  5-Year                          4.78%
                  ---------------------------------------------
                  10-Year                         5.44%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                         10.99%
                  ---------------------------------------------
                  5-Year                          5.60%
                  ---------------------------------------------
                  10-Year                         6.15%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                4.23%  4.06%
                  ---------------------------------------------
                  SEC 30-Day Yield                3.46%  3.31%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     5.13%  4.90%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                3.49%
                  ---------------------------------------------
                  SEC 30-Day Yield                2.87%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     4.25%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                3.71%
                  ---------------------------------------------
                  SEC 30-Day Yield                3.06%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     4.53%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                4.40%
                  ---------------------------------------------
                  SEC 30-Day Yield                3.81%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     5.64%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.85%         4.32%
                            ---------------------------------------------
                            5-Year             5.25%         4.35%
                            ---------------------------------------------
                            10-Year            5.79%         5.33%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             8.02%         4.02%
                            ---------------------------------------------
                            5-Year             4.48%         4.31%
                            ---------------------------------------------
                            10-Year            5.25%         5.25%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             8.19%
                            ---------------------------------------------
                            5-Year             4.66%
                            ---------------------------------------------
                            10-Year            5.18%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             9.06%
                            ---------------------------------------------
                            5-Year             5.48%
                            ---------------------------------------------
                            10-Year            5.89%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed  68%
AA                   10%
A                     9%
BBB                   9%
NR                    2%
BB or Lower           2%

                  Top Five Sectors/6/
                  Healthcare                              21%
                  -------------------------------------------
                  Tax Obligation/Limited                  14%
                  -------------------------------------------
                  Water and Sewer                         11%
                  -------------------------------------------
                  Utilities                               11%
                  -------------------------------------------
                  Housing/Multifamily                      9%
                  -------------------------------------------
                  Portfolio Statistics
                  Net Assets ($000)                  $170,153
                  -------------------------------------------
                  Average Effective Maturity (Years)    19.79
                  -------------------------------------------
                  Duration                               6.29
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 6

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03              Nuveen Louisiana Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.76   $11.75   $11.74   $11.82
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0420  $0.0350  $0.0370  $0.0440
         --------------------------------------------------------------
         Commencement Date           9/12/89  2/06/97  2/02/94  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.45%  5.80%
                  ---------------------------------------------
                  5-Year                           5.48%  4.57%
                  ---------------------------------------------
                  10-Year                          6.21%  5.76%
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.74%  5.65%
                  ---------------------------------------------
                  5-Year                           4.71%  4.54%
                  ---------------------------------------------
                  10-Year                          5.66%  5.66%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.89%
                  ---------------------------------------------
                  5-Year                           4.90%
                  ---------------------------------------------
                  10-Year                          5.62%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          11.12%
                  ---------------------------------------------
                  5-Year                           5.79%
                  ---------------------------------------------
                  10-Year                          6.40%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/3/                  4.29%  4.11%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.64%  3.49%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.28%  5.06%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.57%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.06%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.43%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.78%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.26%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.72%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  4.47%
                  ---------------------------------------------
                  SEC 30-Day Yield                 4.00%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.80%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.41%         3.87%
                            ---------------------------------------------
                            5-Year             5.27%         4.36%
                            ---------------------------------------------
                            10-Year            5.92%         5.46%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.63%         3.63%
                            ---------------------------------------------
                            5-Year             4.48%         4.31%
                            ---------------------------------------------
                            10-Year            5.37%         5.37%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.86%
                            ---------------------------------------------
                            5-Year             4.69%
                            ---------------------------------------------
                            10-Year            5.33%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.98%
                            ---------------------------------------------
                            5-Year             5.55%
                            ---------------------------------------------
                            10-Year            6.10%
                            ---------------------------------------------

Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed    71%
AA                      3%
A                       9%
BBB                    17%

                  Top Five Sectors/5/
                  Tax Obligation/Limited                  25%
                  -------------------------------------------
                  Healthcare                              16%
                  -------------------------------------------
                  Housing/Single Family                   11%
                  -------------------------------------------
                  Tax Obligation/General                  10%
                  -------------------------------------------
                  U.S. Guaranteed                          9%
                  -------------------------------------------
                  Portfolio Statistics
                  Net Assets ($000)                  $136,719
                  -------------------------------------------
                  Average Effective Maturity (Years)    20.55
                  -------------------------------------------
                  Duration                               7.37
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 31%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 7

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03         Nuveen North Carolina Municipal Bond Fund
================================================================================

        Quick Facts
                                   A Shares B Shares  C Shares R Shares
        ---------------------------------------------------------------
        NAV                        $  10.86 $  10.88 $   10.85 $  10.87
        ---------------------------------------------------------------
        Latest Monthly Dividend/1/ $ 0.0380 $ 0.0315 $  0.0330 $ 0.0395
        ---------------------------------------------------------------
        Latest Capital Gain/2/     $ 0.0017 $ 0.0017 $  0.0017 $ 0.0017
        ---------------------------------------------------------------
        Commencement Date           3/27/86  2/25/97  10/04/93  2/05/97
        ---------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.82%  6.16%
                  ---------------------------------------------
                  5-Year                           5.57%  4.66%
                  ---------------------------------------------
                  10-Year                          5.66%  5.21%
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.99%  5.99%
                  ---------------------------------------------
                  5-Year                           4.81%  4.65%
                  ---------------------------------------------
                  10-Year                          5.11%  5.11%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.21%
                  ---------------------------------------------
                  5-Year                           5.00%
                  ---------------------------------------------
                  10-Year                          5.06%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          11.00%
                  ---------------------------------------------
                  5-Year                           5.77%
                  ---------------------------------------------
                  10-Year                          5.78%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                 4.20%  4.02%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.19%  3.06%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.83%  4.64%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.47%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.59%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      3.92%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.65%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.79%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.23%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.36%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.53%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.35%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             9.13%         4.56%
                            ---------------------------------------------
                            5-Year             5.36%         4.45%
                            ---------------------------------------------
                            10-Year            5.40%         4.95%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             8.21%         4.21%
                            ---------------------------------------------
                            5-Year             4.57%         4.40%
                            ---------------------------------------------
                            10-Year            4.87%         4.87%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             8.52%
                            ---------------------------------------------
                            5-Year             4.79%
                            ---------------------------------------------
                            10-Year            4.80%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             9.30%
                            ---------------------------------------------
                            5-Year             5.57%
                            ---------------------------------------------
                            10-Year            5.53%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed     37%
AA                      41%
A                       10%
BBB                     12%

                  Top Five Sectors/6/
                  Healthcare                              20%
                  -------------------------------------------
                  Tax Obligation/Limited                  14%
                  -------------------------------------------
                  Housing/Single Family                   14%
                  -------------------------------------------
                  Utilities                               12%
                  -------------------------------------------
                  Education and Civic Organizations       10%
                  -------------------------------------------
                  Portfolio Statistics
                  Net Assets ($000)                  $230,011
                  -------------------------------------------
                  Average Effective Maturity (Years)    19.86
                  -------------------------------------------
                  Duration                               5.52
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 8

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03              Nuveen Tennessee Municipal Bond Fund
================================================================================

        Quick Facts
                                    A Shares B Shares  C Shares R Shares
        ----------------------------------------------------------------
        NAV                        $   11.71 $  11.72 $   11.71 $  11.71
        ----------------------------------------------------------------
        Latest Monthly Dividend/1/ $  0.0445 $ 0.0375 $  0.0390 $ 0.0465
        ----------------------------------------------------------------
        Latest Capital Gain/2/     $  0.0064 $ 0.0064 $  0.0064 $ 0.0064
        ----------------------------------------------------------------
        Commencement Date           11/02/87  2/25/97  10/04/93  2/06/97
        ----------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          11.09%  6.47%
                  ---------------------------------------------
                  5-Year                           5.54%  4.64%
                  ---------------------------------------------
                  10-Year                          5.76%  5.31%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                          10.27%  6.27%
                  ---------------------------------------------
                  5-Year                           4.77%  4.61%
                  ---------------------------------------------
                  10-Year                          5.22%  5.22%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.47%
                  ---------------------------------------------
                  5-Year                           4.97%
                  ---------------------------------------------
                  10-Year                          5.17%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          11.27%
                  ---------------------------------------------
                  5-Year                           5.76%
                  ---------------------------------------------
                  10-Year                          5.88%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                 4.56%  4.37%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.24%  3.10%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.80%  4.59%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.84%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.64%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      3.91%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.00%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.84%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.21%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.77%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.59%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.32%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/

                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             9.04%         4.44%
                            ---------------------------------------------
                            5-Year             5.32%         4.42%
                            ---------------------------------------------
                            10-Year            5.48%         5.03%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             8.24%         4.24%
                            ---------------------------------------------
                            5-Year             4.54%         4.37%
                            ---------------------------------------------
                            10-Year            4.94%         4.94%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             8.44%
                            ---------------------------------------------
                            5-Year             4.73%
                            ---------------------------------------------
                            10-Year            4.89%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             9.32%
                            ---------------------------------------------
                            5-Year             5.52%
                            ---------------------------------------------
                            10-Year            5.60%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed    50%
AA                     32%
A                       5%
BBB                    11%
NR                      1%
BB or Lower             1%

                  Top Five Sectors/6/
                  Healthcare                              17%
                  -------------------------------------------
                  U.S. Guaranteed                         15%
                  -------------------------------------------
                  Housing/Single Family                   10%
                  -------------------------------------------
                  Utilities                                9%
                  -------------------------------------------
                  Tax Obligation/General                   9%
                  -------------------------------------------
                  Portfolio Statistics
                  Net Assets ($000)                  $347,059
                  -------------------------------------------
                  Average Effective Maturity (Years)    19.37
                  -------------------------------------------
                  Duration                               5.77
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 9

Portfolio of Investments
NUVEEN GEORGIA MUNICIPAL BOND FUND
May 31, 2003


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

     $ 2,000 Development Authority of Cartersville, Georgia, Sewage Facilities Refunding Revenue Bonds
              (Anheuser-Busch Project), Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.0%

       5,000 Development Authority of Fulton County, Georgia, Revenue Bonds, TUFF/Atlanta Housing, LLC Project at
              Georgia State University, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured

       4,500 Development Authority of Fulton County, Georgia, Georgia Tech Athletic Association Revenue Bonds,
              Series 2001, 5.125%, 10/01/32 - AMBAC Insured

         500 Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds, Spelman College
              Project, Series 1994, 6.200%, 6/01/14 - FGIC Insured

       1,150 Private Colleges and University Authority, Georgia, Emory University Revenue Bonds, Series 2001A,
              5.000%, 9/01/31
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 20.7%

       4,900 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
              Series 1998, 5.375%, 12/01/28

       4,200 Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,
              Memorial Health University Medical Center, Inc., Series 2001A, 6.125%, 1/01/24

       6,000 Hospital Authority of Clarke County, Georgia, Hospital Revenue Certificates, Athens Regional Medical
              Center Project, Series 1999, 5.250%, 1/01/29 - MBIA Insured

       1,000 Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional Medical
              Center, Inc. Project, Series 1997A, 6.750%, 12/01/16

       1,945 Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center
              Project, Series 2002, 5.125%, 7/01/26 - MBIA Insured

       1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast
              Georgia Healthcare Project, Series 1995, 6.000%, 10/01/20 - MBIA Insured

       3,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast
              Georgia Health System Inc. Project, Series 2001, 5.500%, 5/15/31

       7,150 Hospital Authority of Gwinnett County, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital
              System Inc., Series 1997B, 5.300%, 9/01/27 - MBIA Insured

       2,250 Hospital Authority of Royston, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System,
              Inc. Project, Series 1999, 6.500%, 7/01/27

       3,110 Valdosta and Lowndes County Hospital Authority, Georgia, Series 2002, South Georgia Medical Center
              Project Revenue Certificates, 5.250%, 10/01/27 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 8.9%

       1,250 Atlanta Housing Authority, Georgia, Multifamily Housing Revenue Bonds, The Village at Castleberry Hill
              Project, GNMA Collateralized, Series 1999, 5.400%, 2/20/39 (Alternative Minimum Tax)

       1,840 Housing Authority of the City of Augusta, Georgia, Mortgage Revenue Refunding Bonds, Series 1995A,
              FHA-Insured Mortgage Loan, River Glen Apartments - Section 8 Assisted Project, 6.500%, 5/01/27

       1,490 Housing Authority of Clayton County, Georgia, Multifamily Housing Revenue Bonds, Vineyard Pointe
              Project, GNMA Collateralized, Series 2001A, 5.500%, 10/20/32

       1,000 Housing Authority of the County of DeKalb, Georgia, Multifamily Housing Revenue Bonds, The Lakes
              at Indian Creek Apartments Project, Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) -
              FSA Insured

       2,245 Housing Authority of DeKalb County, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest
              Apartments, 2001 Series A-1, 5.550%, 12/01/34 - AMBAC Insured

       4,715 Housing Authority of the City of Lawrenceville, Georgia, Multifamily Housing Revenue Bonds,
              Knollwood Park Apartments Project, Series 1997, 6.250%, 12/01/29 (Alternative Minimum Tax)
              (Mandatory put 6/01/15)

       1,295 Housing Authority of the City of Macon, Georgia, Multifamily Mortgage Revenue Refunding Bonds,
              Series 1994A, FHA-Insured Mortgage Loan, The Vistas Projects, 6.450%, 4/01/26

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.2%

Development Authority of Cartersville, Georgia, Sewage Facilities Refunding Revenue Bonds               5/07 at 101.00        A+
 (Anheuser-Busch Project), Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.0%

Development Authority of Fulton County, Georgia, Revenue Bonds, TUFF/Atlanta Housing, LLC Project at    9/11 at 102.00       AAA
 Georgia State University, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured

Development Authority of Fulton County, Georgia, Georgia Tech Athletic Association Revenue Bonds,       4/12 at 100.00       AAA
 Series 2001, 5.125%, 10/01/32 - AMBAC Insured

Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds, Spelman College          6/04 at 102.00       AAA
 Project, Series 1994, 6.200%, 6/01/14 - FGIC Insured

Private Colleges and University Authority, Georgia, Emory University Revenue Bonds, Series 2001A,       9/11 at 100.00        AA
 5.000%, 9/01/31
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 20.7%

Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,             12/08 at 102.00       BBB
 Series 1998, 5.375%, 12/01/28

Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,               7/11 at 101.00        A-
 Memorial Health University Medical Center, Inc., Series 2001A, 6.125%, 1/01/24

Hospital Authority of Clarke County, Georgia, Hospital Revenue Certificates, Athens Regional Medical    1/09 at 101.00       AAA
 Center Project, Series 1999, 5.250%, 1/01/29 - MBIA Insured

Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional Medical  12/06 at 102.00       N/R
 Center, Inc. Project, Series 1997A, 6.750%, 12/01/16

Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center       7/12 at 101.00       Aaa
 Project, Series 2002, 5.125%, 7/01/26 - MBIA Insured

Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast  10/05 at 102.00       AAA
 Georgia Healthcare Project, Series 1995, 6.000%, 10/01/20 - MBIA Insured

Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast   5/11 at 100.00        A-
 Georgia Health System Inc. Project, Series 2001, 5.500%, 5/15/31

Hospital Authority of Gwinnett County, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital    2/12 at 102.00       AAA
 System Inc., Series 1997B, 5.300%, 9/01/27 - MBIA Insured

Hospital Authority of Royston, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System,   7/09 at 102.00       N/R
 Inc. Project, Series 1999, 6.500%, 7/01/27

Valdosta and Lowndes County Hospital Authority, Georgia, Series 2002, South Georgia Medical Center     10/12 at 101.00       AAA
 Project Revenue Certificates, 5.250%, 10/01/27 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 8.9%

Atlanta Housing Authority, Georgia, Multifamily Housing Revenue Bonds, The Village at Castleberry Hill  2/09 at 102.00       AAA
 Project, GNMA Collateralized, Series 1999, 5.400%, 2/20/39 (Alternative Minimum Tax)

Housing Authority of the City of Augusta, Georgia, Mortgage Revenue Refunding Bonds, Series 1995A,      5/05 at 102.00       Aa2
 FHA-Insured Mortgage Loan, River Glen Apartments - Section 8 Assisted Project, 6.500%, 5/01/27

Housing Authority of Clayton County, Georgia, Multifamily Housing Revenue Bonds, Vineyard Pointe       10/11 at 103.00       Aaa
 Project, GNMA Collateralized, Series 2001A, 5.500%, 10/20/32

Housing Authority of the County of DeKalb, Georgia, Multifamily Housing Revenue Bonds, The Lakes        1/05 at 102.00       AAA
 at Indian Creek Apartments Project, Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) -
 FSA Insured

Housing Authority of DeKalb County, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest    12/11 at 100.00       AAA
 Apartments, 2001 Series A-1, 5.550%, 12/01/34 - AMBAC Insured

Housing Authority of the City of Lawrenceville, Georgia, Multifamily Housing Revenue Bonds,             6/07 at 102.00       AAA
 Knollwood Park Apartments Project, Series 1997, 6.250%, 12/01/29 (Alternative Minimum Tax)
 (Mandatory put 6/01/15)

Housing Authority of the City of Macon, Georgia, Multifamily Mortgage Revenue Refunding Bonds,         10/04 at 102.00       Aaa
 Series 1994A, FHA-Insured Mortgage Loan, The Vistas Projects, 6.450%, 4/01/26

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.2%

Development Authority of Cartersville, Georgia, Sewage Facilities Refunding Revenue Bonds              $2,125,780
 (Anheuser-Busch Project), Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.0%

Development Authority of Fulton County, Georgia, Revenue Bonds, TUFF/Atlanta Housing, LLC Project at    5,409,550
 Georgia State University, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured

Development Authority of Fulton County, Georgia, Georgia Tech Athletic Association Revenue Bonds,       4,772,655
 Series 2001, 5.125%, 10/01/32 - AMBAC Insured

Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds, Spelman College            533,310
 Project, Series 1994, 6.200%, 6/01/14 - FGIC Insured

Private Colleges and University Authority, Georgia, Emory University Revenue Bonds, Series 2001A,       1,206,580
 5.000%, 9/01/31
-----------------------------------------------------------------------------------------------------------------
Healthcare - 20.7%

Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,              3,922,058
 Series 1998, 5.375%, 12/01/28

Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,               4,591,818
 Memorial Health University Medical Center, Inc., Series 2001A, 6.125%, 1/01/24

Hospital Authority of Clarke County, Georgia, Hospital Revenue Certificates, Athens Regional Medical    6,265,440
 Center Project, Series 1999, 5.250%, 1/01/29 - MBIA Insured

Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional Medical   1,041,590
 Center, Inc. Project, Series 1997A, 6.750%, 12/01/16

Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center       2,054,465
 Project, Series 2002, 5.125%, 7/01/26 - MBIA Insured

Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast   1,111,380
 Georgia Healthcare Project, Series 1995, 6.000%, 10/01/20 - MBIA Insured

Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast   3,096,420
 Georgia Health System Inc. Project, Series 2001, 5.500%, 5/15/31

Hospital Authority of Gwinnett County, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital    7,675,239
 System Inc., Series 1997B, 5.300%, 9/01/27 - MBIA Insured

Hospital Authority of Royston, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System,   2,213,820
 Inc. Project, Series 1999, 6.500%, 7/01/27

Valdosta and Lowndes County Hospital Authority, Georgia, Series 2002, South Georgia Medical Center      3,316,815
 Project Revenue Certificates, 5.250%, 10/01/27 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 8.9%

Atlanta Housing Authority, Georgia, Multifamily Housing Revenue Bonds, The Village at Castleberry Hill  1,294,150
 Project, GNMA Collateralized, Series 1999, 5.400%, 2/20/39 (Alternative Minimum Tax)

Housing Authority of the City of Augusta, Georgia, Mortgage Revenue Refunding Bonds, Series 1995A,      1,924,842
 FHA-Insured Mortgage Loan, River Glen Apartments - Section 8 Assisted Project, 6.500%, 5/01/27

Housing Authority of Clayton County, Georgia, Multifamily Housing Revenue Bonds, Vineyard Pointe        1,600,245
 Project, GNMA Collateralized, Series 2001A, 5.500%, 10/20/32

Housing Authority of the County of DeKalb, Georgia, Multifamily Housing Revenue Bonds, The Lakes        1,050,810
 at Indian Creek Apartments Project, Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) -
 FSA Insured

Housing Authority of DeKalb County, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest     2,357,587
 Apartments, 2001 Series A-1, 5.550%, 12/01/34 - AMBAC Insured

Housing Authority of the City of Lawrenceville, Georgia, Multifamily Housing Revenue Bonds,             5,606,701
 Knollwood Park Apartments Project, Series 1997, 6.250%, 12/01/29 (Alternative Minimum Tax)
 (Mandatory put 6/01/15)

Housing Authority of the City of Macon, Georgia, Multifamily Mortgage Revenue Refunding Bonds,          1,347,719
 Series 1994A, FHA-Insured Mortgage Loan, The Vistas Projects, 6.450%, 4/01/26

----
13

   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.2%

             Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Bonds, GNMA
             Mortgage-Backed Securities Program, Series 1995A:
      $  110  6.550%, 3/01/18 (Alternative Minimum Tax)                                                          3/05 at 102.00
          40  6.600%, 3/01/28 (Alternative Minimum Tax)                                                          3/05 at 102.00

             Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Refunding Bonds, GNMA
             Mortgage-Backed Securities Program, Series 1996A:
         310  6.125%, 9/01/18 (Alternative Minimum Tax)                                                          9/06 at 102.00
         485  6.200%, 9/01/27 (Alternative Minimum Tax)                                                          9/06 at 102.00

          85 Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 1995 Series A, Subseries A-2,  3/05 at 102.00
              6.400%, 12/01/15 (Alternative Minimum Tax)

       3,975 Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2001 Series A, Subseries A-2, 12/10 at 100.00
              5.700%, 12/01/31 (Alternative Minimum Tax)

       1,325 Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2002 Series B, Subseries B-2, 12/11 at 100.00
              5.350%, 12/01/22 (Alternative Minimum Tax)

       2,000 Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2002 Series C, Subseries C-2, 12/12 at 100.00
              5.300%, 6/01/33 (Alternative Minimum Tax)

          55 Georgia Residential Finance Authority, Single Family Mortgage Bonds, 1988 Series B, FHA-Insured or  6/03 at 100.00
              VA Guaranteed Mortgage Loans, 8.000%, 12/01/16
--------------------------------------------------------------------------------------------------------------------------------
             Industrials - 0.9%

             Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002:
         680  5.000%, 7/01/17 - MBIA Insured                                                                     7/12 at 100.00
         715  5.000%, 7/01/18 - MBIA Insured                                                                     7/12 at 100.00
--------------------------------------------------------------------------------------------------------------------------------
             Materials - 4.6%

       1,000 Brunswick and Glynn County Development Authority, Georgia Revenue Refunding Bonds, Series 1998,     3/08 at 102.00
              Georgia Pacific Corporation Project, 5.550%, 3/01/26 (Alternative Minimum Tax)

       3,500 Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding     6/11 at 101.00
              Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31

       2,000 Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,            2/12 at 101.00
              International Paper Company Project, Refunding Series 2002A, 6.000%, 2/01/25 (Alternative
              Minimum Tax)

       1,000 Savannah Economic Development Authority, Georgia, Pollution Control Revenue Refunding Bonds,          No Opt. Call
              Union Camp Corporation Project, Series 1995, 6.150%, 3/01/17

       1,000 Wayne County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, ITT        11/03 at 102.00
              Rayonier Inc. Project, Series 1993, 6.100%, 11/01/07
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 6.5%

       3,350 State of Georgia, General Obligation Bonds, Series 1992B, 6.000%, 3/01/12                             No Opt. Call

       3,630 State of Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18                           8/12 at 100.00

       2,500 Gwinnett County School District, Georgia, General Obligation Bonds, Series 2002 Refunding,          2/13 at 100.00
              5.000%, 2/01/15
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 14.0%

         570 Burke County Economic Development Authority, Georgia, Industrial Development Revenue Bonds,         8/03 at 100.00
              Georgia Safe Corporation Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)

       1,150 Burke County Economic Development Authority, Georgia, Revenue Bonds, Ritz Instrument Transformers,  6/03 at 102.00
              Inc. Project, Series 1991A, 7.250%, 12/01/11 (Alternative Minimum Tax)

       1,750 Association County Commissioners of Georgia Leasing Program, Butts County, Georgia, Public Purpose 12/04 at 102.00
              Project, Series 1994 Certificates of Participation, 6.750%, 12/01/14 - MBIA Insured

       2,000 Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 1993, 5.500%,     7/03 at 102.00
              1/01/20 - MBIA Insured

                                                                                                                 Market
Description                                                                                        Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.2%

Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Bonds, GNMA
Mortgage-Backed Securities Program, Series 1995A:
 6.550%, 3/01/18 (Alternative Minimum Tax)                                                              AAA $  114,231
 6.600%, 3/01/28 (Alternative Minimum Tax)                                                              AAA     40,926

Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Refunding Bonds, GNMA
Mortgage-Backed Securities Program, Series 1996A:
 6.125%, 9/01/18 (Alternative Minimum Tax)                                                              AAA    329,307
 6.200%, 9/01/27 (Alternative Minimum Tax)                                                              AAA    512,800

Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 1995 Series A, Subseries A-2,       AAA     85,219
 6.400%, 12/01/15 (Alternative Minimum Tax)

Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2001 Series A, Subseries A-2,       AAA  4,166,039
 5.700%, 12/01/31 (Alternative Minimum Tax)

Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2002 Series B, Subseries B-2,       AAA  1,401,347
 5.350%, 12/01/22 (Alternative Minimum Tax)

Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2002 Series C, Subseries C-2,       AAA  2,080,540
 5.300%, 6/01/33 (Alternative Minimum Tax)

Georgia Residential Finance Authority, Single Family Mortgage Bonds, 1988 Series B, FHA-Insured or       AA+     55,131
 VA Guaranteed Mortgage Loans, 8.000%, 12/01/16
-----------------------------------------------------------------------------------------------------------------------
Industrials - 0.9%

Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002:
 5.000%, 7/01/17 - MBIA Insured                                                                         AAA    751,815
 5.000%, 7/01/18 - MBIA Insured                                                                         AAA    784,705
-----------------------------------------------------------------------------------------------------------------------
Materials - 4.6%

Brunswick and Glynn County Development Authority, Georgia Revenue Refunding Bonds, Series 1998,          Ba3    748,360
 Georgia Pacific Corporation Project, 5.550%, 3/01/26 (Alternative Minimum Tax)

Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding          BB+  2,947,175
 Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31

Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,                 BBB  2,058,920
 International Paper Company Project, Refunding Series 2002A, 6.000%, 2/01/25 (Alternative
 Minimum Tax)

Savannah Economic Development Authority, Georgia, Pollution Control Revenue Refunding Bonds,            Baa2  1,108,020
 Union Camp Corporation Project, Series 1995, 6.150%, 3/01/17

Wayne County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, ITT              Baa  1,008,440
 Rayonier Inc. Project, Series 1993, 6.100%, 11/01/07
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 6.5%

State of Georgia, General Obligation Bonds, Series 1992B, 6.000%, 3/01/12                                AAA  4,127,703

State of Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18                                AAA  4,025,234

Gwinnett County School District, Georgia, General Obligation Bonds, Series 2002 Refunding,               Aaa  2,843,725
 5.000%, 2/01/15
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 14.0%

Burke County Economic Development Authority, Georgia, Industrial Development Revenue Bonds,               A3    572,519
 Georgia Safe Corporation Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)

Burke County Economic Development Authority, Georgia, Revenue Bonds, Ritz Instrument Transformers,        A3  1,177,807
 Inc. Project, Series 1991A, 7.250%, 12/01/11 (Alternative Minimum Tax)

Association County Commissioners of Georgia Leasing Program, Butts County, Georgia, Public Purpose       AAA  1,923,023
 Project, Series 1994 Certificates of Participation, 6.750%, 12/01/14 - MBIA Insured

Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 1993, 5.500%,          AAA  2,046,100
 1/01/20 - MBIA Insured

----
11

Portfolio of Investments
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $ 1,605 Macon-Bibb County Urban Development Authority, Georgia, City of Macon Projects, Series 2002A,         8/12 at 101.00
              Revenue Bonds, 5.000%, 8/01/17

       2,765 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series N,     No Opt. Call
              6.250%, 7/01/18

         500 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series P,     No Opt. Call
              6.250%, 7/01/20 - AMBAC Insured

       6,000 Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A,                   1/10 at 101.00
              5.375%, 7/01/29 - MBIA Insured

       4,000 Upper Oconee Basin Water Authority, Georgia, Revenue Bonds, Series 1997, 5.250%, 7/01/27 -            7/08 at 102.00
              FGIC Insured

       1,250 Hospital Authority of Ware County, Georgia, Revenue Anticipation Certificates, Series 1992A, Satilla  9/03 at 101.00
              Park Hospital, 6.625%, 3/01/15 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Transportation - 0.7%

       1,000 City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 5.250%, 1/01/10 -  1/07 at 101.00
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 6.8%

         790 City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38          5/09 at 101.00
              (Pre-refunded to 5/01/09) - FGIC Insured

         505 Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1985,                      No Opt. Call
              9.750%, 8/01/09 - MBIA Insured

       1,000 City of Conyers, Georgia, Water and Sewerage Revenue Bonds, Series 1994A, 6.600%, 7/01/15 -           7/04 at 102.00
              AMBAC Insured

       1,000 Downtown Smyrna Development Authority, Georgia, Revenue Bonds, Series 1994, 6.600%, 2/01/17           2/05 at 102.00
              (Pre-refunded to 2/01/05) - MBIA Insured

       4,000 Fulton County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Concorde Place           7/08 at 100.00
              Apartments Project, Series 1996A, 6.375%, 1/01/27 (Alternative Minimum Tax)
              (Pre-refunded to 7/01/08)

       1,650 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second Indenture      7/04 at 102.00
              Series, Series 1994A, 6.900%, 7/01/20 (Pre-refunded to 7/01/04) - MBIA Insured

       1,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project,         No Opt. Call
              Series 1991, 6.500%, 11/01/15 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Utilities - 10.5%

       1,800 Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power   1/04 at 101.00
              Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured

         465 Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002,                  3/12 at 100.00
              5.000%, 3/01/21 - MBIA Insured

       3,750 Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water, Sewer and Light            1/13 at 100.00
              Commission Project, Series 2002, 5.250%, 1/01/22 - FGIC Insured

       4,410 City of Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20             10/10 at 101.00

       1,500 Municipal Electric Authority of Georgia, General Power Revenue Bonds, 1992B Series, 6.375%, 1/01/16   1/15 at 100.00

       1,000 Municipal Electric Authority of Georgia, Power Revenue Bonds, Series Z, 5.500%, 1/01/12 -             1/10 at 100.00
              FSA Insured

             Development Authority of Monroe County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power
             Corporation Scherer Project, Series 1992A:
         500  6.750%, 1/01/10                                                                                        No Opt. Call
       1,000  6.800%, 1/01/12                                                                                        No Opt. Call

       1,675 Summerville, Georgia, Combined Public Utility Revenue Refunding and Improvement Bonds,                1/12 at 101.00
              Series 2002, 5.750%, 1/01/22

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Macon-Bibb County Urban Development Authority, Georgia, City of Macon Projects, Series 2002A,               AA $1,782,015
 Revenue Bonds, 5.000%, 8/01/17

Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series N,         AA  3,478,149
 6.250%, 7/01/18

Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series P,        AAA    646,635
 6.250%, 7/01/20 - AMBAC Insured

Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A,                        AAA  6,535,920
 5.375%, 7/01/29 - MBIA Insured

Upper Oconee Basin Water Authority, Georgia, Revenue Bonds, Series 1997, 5.250%, 7/01/27 -                 AAA  4,300,800
 FGIC Insured

Hospital Authority of Ware County, Georgia, Revenue Anticipation Certificates, Series 1992A, Satilla       AAA  1,278,438
 Park Hospital, 6.625%, 3/01/15 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Transportation - 0.7%

City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 5.250%, 1/01/10 -       AAA  1,122,330
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 6.8%

City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38               AAA    912,829
 (Pre-refunded to 5/01/09) - FGIC Insured

Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1985,                         AAA    660,282
 9.750%, 8/01/09 - MBIA Insured

City of Conyers, Georgia, Water and Sewerage Revenue Bonds, Series 1994A, 6.600%, 7/01/15 -                AAA  1,073,260
 AMBAC Insured

Downtown Smyrna Development Authority, Georgia, Revenue Bonds, Series 1994, 6.600%, 2/01/17                AAA  1,110,490
 (Pre-refunded to 2/01/05) - MBIA Insured

Fulton County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Concorde Place                AAA  4,770,640
 Apartments Project, Series 1996A, 6.375%, 1/01/27 (Alternative Minimum Tax)
 (Pre-refunded to 7/01/08)

Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second Indenture           AAA  1,786,868
 Series, Series 1994A, 6.900%, 7/01/20 (Pre-refunded to 7/01/04) - MBIA Insured

Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project,            AAA  1,286,350
 Series 1991, 6.500%, 11/01/15 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Utilities - 10.5%

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power        AAA  1,877,148
 Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured

Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002,                       Aaa    499,559
 5.000%, 3/01/21 - MBIA Insured

Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water, Sewer and Light                 Aaa  4,102,875
 Commission Project, Series 2002, 5.250%, 1/01/22 - FGIC Insured

City of Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20                   BBB  4,645,582

Municipal Electric Authority of Georgia, General Power Revenue Bonds, 1992B Series, 6.375%, 1/01/16         A+  1,894,710

Municipal Electric Authority of Georgia, Power Revenue Bonds, Series Z, 5.500%, 1/01/12 -                  AAA  1,156,340
 FSA Insured

Development Authority of Monroe County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power
Corporation Scherer Project, Series 1992A:
 6.750%, 1/01/10                                                                                            A    604,470
 6.800%, 1/01/12                                                                                            A  1,239,940

Summerville, Georgia, Combined Public Utility Revenue Refunding and Improvement Bonds,                    Baa3  1,806,052
 Series 2002, 5.750%, 1/01/22

----
12

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
             Water and Sewer - 11.2%

             Augusta, Georgia, Water and Sewerage
             Revenue Bonds, Series 2002:
    $  2,185  5.375%, 10/01/19 - FSA Insured          10/12 at 100.00       AAA $  2,478,052
       2,500  5.000%, 10/01/32 - FSA Insured          10/12 at 100.00       AAA    2,640,150

             City of Brunswick, Georgia, Water and
             Sewerage Revenue Refunding and
             Improvement Bonds, Series 1992:
         500  6.000%, 10/01/11 - MBIA Insured            No Opt. Call       AAA      610,710
         400  6.100%, 10/01/19 - MBIA Insured            No Opt. Call       AAA      509,036

       1,500 Coweta County Water and Sewer             6/11 at 102.00       Aaa    1,628,160
              Authority, Georgia, Revenue Bonds,
              Series 2001, 5.250%, 6/01/26 - AMBAC
              Insured

       2,750 DeKalb County, Georgia, Water and        10/10 at 101.00        AA    3,011,883
              Sewerage Bonds, Series 2000, 5.375%,
              10/01/35

       1,175 Fayette County, Georgia, Water Revenue   10/12 at 100.00       AAA    1,271,924
              Bonds, Series 2002, 5.000%, 10/01/20 -
              FSA Insured

       5,000 Macon Water Authority, Georgia, Water    10/11 at 101.00       AA-    5,657,600
              and Sewer Revenue Bonds, Series 2001B,
              5.375%, 10/01/18

       1,000 City of Milledgeville, Georgia, Water       No Opt. Call       AAA    1,260,400
              and Sewerage Revenue and Refunding
              Bonds, Series 1996, 6.000%, 12/01/16 -
              FSA Insured
--------------------------------------------------------------------------------------------
    $154,945 Total Long-Term Investments (cost                                   167,067,657
              $154,759,320) - 98.2%
--------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.8%                                  3,085,254

             ------------------------------------------------------------------------------
             Net Assets - 100%                                                  $170,152,911

             ------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
13

Portfolio of Investments
NUVEEN LOUISIANA MUNICIPAL BOND FUND
May 31, 2003


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 2.6%

             Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds, Series 2001B:
     $ 3,235  5.500%, 5/15/30
       1,000  5.875%, 5/15/39
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.8%

       1,500 Calcasieu Parish Public Trust Authority, Louisiana, University Student Lease Revenue Bonds, McNeese
              State University Student Housing, Cowboy Facilities Inc. Project, Series 2001, 5.250%, 5/01/33 -
              MBIA Insured

       2,000 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc.
              Project, Series 2002, 5.000%, 10/01/22 - MBIA Insured

       2,525 Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue
              Bonds, Baton Rouge Community College Facilities Corporation Project, Series 2002,
              5.375%, 12/01/21 - MBIA Insured

       1,500 Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002D, 5.000%, 2/15/26
              - AMBAC Insured

       2,000 Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27
              - AMBAC Insured

         380 Louisiana Public Facilities Authority, College and University Equipment and Capital Facilities Revenue
              Refunding Bonds, Loyola University Project, Series 1992, 6.750%, 4/01/10 (Pre-refunded to 7/01/03)
--------------------------------------------------------------------------------------------------------------------
             Energy - 2.1%

       1,000 Lake Charles Harbor and Terminal District, Louisiana, Port Facilities Refunding Revenue Bonds,
              Series 1992, Occidental Petroleum Corporation Project, 7.200%, 12/01/20

         500 Louisiana Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds, Series 1998, LOOP
              LLC Project, 5.200%, 10/01/18

       1,200 Parish of St. Bernard, Louisiana, Exempt Facility Revenue Bonds, Mobil Oil Corporation Project,
              Series 1996, 5.900%, 11/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 15.8%

       1,000 Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Woman's Hospital
              Foundation Project, Series 1997, 5.375%, 10/01/22 - FSA Insured

       1,800 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady
              Health System Project, Series 1998A, 5.750%, 7/01/25 - FSA Insured

       5,000 Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lincoln Health System
              Project, Series 1998, 5.150%, 1/01/19

       2,300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary Project, Series 1999A,
              5.625%, 8/15/29

       3,400 Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy
              Health System, St. Louis, Inc., Series 1993A, 5.000%, 6/01/19

       2,500 Louisiana Public Facilities Authority, Revenue Bonds, General Health, Inc. Project, Series 1994,
              6.375%, 11/01/24 - MBIA Insured

         380 Louisiana Public Facilities Authority, Revenue Bonds, Mary Bird Perkins Cancer Center Project,
              Series 1994, 6.200%, 1/01/19 - FSA Insured

       2,180 St. Tammany Parish Hospital Service District No. 2, State of Louisiana, Hospital Revenue Bonds,
              Series 1994, 6.250%, 10/01/14 - CONNIE LEE/AMBAC Insured

         885 Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,
              Series 1994, 6.250%, 2/01/24 - AMBAC Insured

       1,000 Hospital Service District No. 1 of the Parish of Terrebonne, Louisiana, Hospital Revenue and Refunding
              Bonds, Terrebonne General Medical Center Project, Series 1998, 5.375%, 4/01/28 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.7%

       1,000 Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage
              Revenue Bonds, GNMA Collateralized - Sharlo Apartments Project, Series 2002A Refunding,
              6.500%, 6/20/37

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.6%

Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds, Series 2001B:
 5.500%, 5/15/30                                                                                       5/11 at 101.00        A-
 5.875%, 5/15/39                                                                                       5/11 at 101.00        A-
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.8%

Calcasieu Parish Public Trust Authority, Louisiana, University Student Lease Revenue Bonds, McNeese     5/11 at 101.00       AAA
 State University Student Housing, Cowboy Facilities Inc. Project, Series 2001, 5.250%, 5/01/33 -
 MBIA Insured

Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc.     10/12 at 102.00       AAA
 Project, Series 2002, 5.000%, 10/01/22 - MBIA Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue       12/12 at 100.00       AAA
 Bonds, Baton Rouge Community College Facilities Corporation Project, Series 2002,
 5.375%, 12/01/21 - MBIA Insured

Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002D, 5.000%, 2/15/26  2/12 at 100.00       AAA
 - AMBAC Insured

Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27  7/12 at 100.00       AAA
 - AMBAC Insured

Louisiana Public Facilities Authority, College and University Equipment and Capital Facilities Revenue  7/03 at 101.00        A+
 Refunding Bonds, Loyola University Project, Series 1992, 6.750%, 4/01/10 (Pre-refunded to 7/01/03)
---------------------------------------------------------------------------------------------------------------------------------
Energy - 2.1%

Lake Charles Harbor and Terminal District, Louisiana, Port Facilities Refunding Revenue Bonds,          6/03 at 102.00       BBB
 Series 1992, Occidental Petroleum Corporation Project, 7.200%, 12/01/20

Louisiana Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds, Series 1998, LOOP       10/08 at 100.00         A
 LLC Project, 5.200%, 10/01/18

Parish of St. Bernard, Louisiana, Exempt Facility Revenue Bonds, Mobil Oil Corporation Project,        11/06 at 102.00       AAA
 Series 1996, 5.900%, 11/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 15.8%

Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Woman's Hospital          10/07 at 101.00       AAA
 Foundation Project, Series 1997, 5.375%, 10/01/22 - FSA Insured

Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady        No Opt. Call       AAA
 Health System Project, Series 1998A, 5.750%, 7/01/25 - FSA Insured

Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lincoln Health System      1/08 at 102.00      BBB+
 Project, Series 1998, 5.150%, 1/01/19

Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary Project, Series 1999A,   8/09 at 101.00      BBB+
 5.625%, 8/15/29

Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy        No Opt. Call       Aa1
 Health System, St. Louis, Inc., Series 1993A, 5.000%, 6/01/19

Louisiana Public Facilities Authority, Revenue Bonds, General Health, Inc. Project, Series 1994,       11/04 at 102.00       AAA
 6.375%, 11/01/24 - MBIA Insured

Louisiana Public Facilities Authority, Revenue Bonds, Mary Bird Perkins Cancer Center Project,          1/05 at 102.00       AAA
 Series 1994, 6.200%, 1/01/19 - FSA Insured

St. Tammany Parish Hospital Service District No. 2, State of Louisiana, Hospital Revenue Bonds,        10/04 at 102.00       AAA
 Series 1994, 6.250%, 10/01/14 - CONNIE LEE/AMBAC Insured

Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,         2/04 at 102.00       AAA
 Series 1994, 6.250%, 2/01/24 - AMBAC Insured

Hospital Service District No. 1 of the Parish of Terrebonne, Louisiana, Hospital Revenue and Refunding  4/08 at 102.00       AAA
 Bonds, Terrebonne General Medical Center Project, Series 1998, 5.375%, 4/01/28 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.7%

Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage       6/12 at 105.00       Aaa
 Revenue Bonds, GNMA Collateralized - Sharlo Apartments Project, Series 2002A Refunding,
 6.500%, 6/20/37

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.6%

Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds, Series 2001B:
 5.500%, 5/15/30                                                                                      $2,730,243
 5.875%, 5/15/39                                                                                         826,580
-----------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.8%

Calcasieu Parish Public Trust Authority, Louisiana, University Student Lease Revenue Bonds, McNeese     1,608,615
 State University Student Housing, Cowboy Facilities Inc. Project, Series 2001, 5.250%, 5/01/33 -
 MBIA Insured

Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc.      2,162,720
 Project, Series 2002, 5.000%, 10/01/22 - MBIA Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue        2,806,714
 Bonds, Baton Rouge Community College Facilities Corporation Project, Series 2002,
 5.375%, 12/01/21 - MBIA Insured

Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002D, 5.000%, 2/15/26  1,579,410
 - AMBAC Insured

Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27  2,128,360
 - AMBAC Insured

Louisiana Public Facilities Authority, College and University Equipment and Capital Facilities Revenue    385,510
 Refunding Bonds, Loyola University Project, Series 1992, 6.750%, 4/01/10 (Pre-refunded to 7/01/03)
-----------------------------------------------------------------------------------------------------------------
Energy - 2.1%

Lake Charles Harbor and Terminal District, Louisiana, Port Facilities Refunding Revenue Bonds,          1,021,260
 Series 1992, Occidental Petroleum Corporation Project, 7.200%, 12/01/20

Louisiana Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds, Series 1998, LOOP          524,895
 LLC Project, 5.200%, 10/01/18

Parish of St. Bernard, Louisiana, Exempt Facility Revenue Bonds, Mobil Oil Corporation Project,         1,276,800
 Series 1996, 5.900%, 11/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Healthcare - 15.8%

Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Woman's Hospital           1,071,360
 Foundation Project, Series 1997, 5.375%, 10/01/22 - FSA Insured

Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady      2,142,414
 Health System Project, Series 1998A, 5.750%, 7/01/25 - FSA Insured

Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lincoln Health System      4,876,850
 Project, Series 1998, 5.150%, 1/01/19

Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary Project, Series 1999A,   2,369,782
 5.625%, 8/15/29

Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy      3,764,956
 Health System, St. Louis, Inc., Series 1993A, 5.000%, 6/01/19

Louisiana Public Facilities Authority, Revenue Bonds, General Health, Inc. Project, Series 1994,        2,696,800
 6.375%, 11/01/24 - MBIA Insured

Louisiana Public Facilities Authority, Revenue Bonds, Mary Bird Perkins Cancer Center Project,            409,898
 Series 1994, 6.200%, 1/01/19 - FSA Insured

St. Tammany Parish Hospital Service District No. 2, State of Louisiana, Hospital Revenue Bonds,         2,340,601
 Series 1994, 6.250%, 10/01/14 - CONNIE LEE/AMBAC Insured

Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,           926,648
 Series 1994, 6.250%, 2/01/24 - AMBAC Insured

Hospital Service District No. 1 of the Parish of Terrebonne, Louisiana, Hospital Revenue and Refunding  1,058,530
 Bonds, Terrebonne General Medical Center Project, Series 1998, 5.375%, 4/01/28 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.7%

Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage       1,112,880
 Revenue Bonds, GNMA Collateralized - Sharlo Apartments Project, Series 2002A Refunding,
 6.500%, 6/20/37

----
14

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

     $   735 Louisiana Public Facilities Authority, Revenue Bonds, Walmsley Housing Corporation, Series 1989A,     6/03 at 103.00
              7.500%, 6/01/21

         500 Louisiana Public Facilities Authority, Multifamily Housing Revenue Bonds, VOA National Housing       11/03 at 101.00
              Corporation Projects, Series 1991, 7.750%, 11/01/16 - RAAI Insured
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 11.0%

       1,500 Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds,   4/11 at 105.00
              Series 2001A, 6.050%, 4/01/32

       1,705 East Baton Rouge Mortgage Finance Authority, Louisiana, Single Family Mortgage Revenue Refunding     10/07 at 102.00
              Bonds, GNMA and FNMA Mortgage-Backed Securities Program, Series 1997D, 5.900%, 10/01/30
              (Alternative Minimum Tax)

       1,495 Parish of Jefferson Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,         6/10 at 105.00
              Series 2000 C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)

          70 Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A-2,               6/05 at 102.00
              6.550%, 12/01/26 (Alternative Minimum Tax)

         975 Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1,               6/07 at 102.00
              5.500%, 12/01/22

         690 Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2,               6/07 at 102.00
              5.600%, 6/01/17 (Alternative Minimum Tax)

         930 Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Home Ownership Program,       6/10 at 101.00
              Series 2000D-2, 7.050%, 6/01/31 (Alternative Minimum Tax)

         925 Louisiana Public Facilities Authority, Single Family Mortgage Revenue Refunding Bonds, Series 1997B,  8/07 at 102.00
              5.750%, 8/01/31

         260 New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                 7/03 at 100.00
              Series 1988-C1, 7.750%, 12/01/22 (Alternative Minimum Tax)

         870 New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                12/06 at 102.00
              Series 1996, 6.100%, 12/01/29 (Alternative Minimum Tax)

       1,000 New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                12/07 at 102.00
              Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)

       1,000 New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds,      12/08 at 101.00
              Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)

       1,990 Rapides Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, 1998 Series A,            6/08 at 102.00
              5.450%, 12/01/30 (Alternative Minimum Tax)

         800 Rapides Finance Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, GNMA and        6/08 at 102.00
              Fannie Mae Mortgage-Backed Securities Program, Series 1998B, 5.350%, 6/01/26

          17 St. Bernard Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding         No Opt. Call
              Bonds, 1991 Series A, 8.000%, 3/25/12
----------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.4%

       3,000 Louisiana Housing Finance Agency, Mortgage Revenue Bonds, GNMA Collateralized Mortgage Loan -         9/05 at 103.00
              St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36
----------------------------------------------------------------------------------------------------------------------------------
             Materials - 3.9%

       1,000 Parish of DeSoto, Louisiana, Environmental Improvement Revenue Refunding Bonds,1995 Series B,         6/05 at 102.00
              International Paper Company Project, 6.550%, 4/01/19 (Alternative Minimum Tax)

       1,250 Parish of DeSoto, Louisiana, Environmental Improvement Revenue Bonds, 1998 Series A, International   11/08 at 101.00
              Paper Company Project, 5.600%, 11/01/22 (Alternative Minimum Tax)

       3,000 Natchitoches Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Willamette Industries Project,   12/03 at 102.00
              Series 1993, 5.875%, 12/01/23 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.7%

       1,000 New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 - FGIC Insured          No Opt. Call

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Louisiana Public Facilities Authority, Revenue Bonds, Walmsley Housing Corporation, Series 1989A,          AAA $  760,108
 7.500%, 6/01/21

Louisiana Public Facilities Authority, Multifamily Housing Revenue Bonds, VOA National Housing              AA    508,670
 Corporation Projects, Series 1991, 7.750%, 11/01/16 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 11.0%

Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds,        Aaa  1,576,530
 Series 2001A, 6.050%, 4/01/32

East Baton Rouge Mortgage Finance Authority, Louisiana, Single Family Mortgage Revenue Refunding           Aaa  1,802,475
 Bonds, GNMA and FNMA Mortgage-Backed Securities Program, Series 1997D, 5.900%, 10/01/30
 (Alternative Minimum Tax)

Parish of Jefferson Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,              Aaa  1,658,060
 Series 2000 C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)

Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A-2,                    Aaa     72,821
 6.550%, 12/01/26 (Alternative Minimum Tax)

Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1,                    Aaa  1,025,525
 5.500%, 12/01/22

Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2,                    Aaa    732,463
 5.600%, 6/01/17 (Alternative Minimum Tax)

Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Home Ownership Program,            Aaa  1,059,344
 Series 2000D-2, 7.050%, 6/01/31 (Alternative Minimum Tax)

Louisiana Public Facilities Authority, Single Family Mortgage Revenue Refunding Bonds, Series 1997B,       Aaa    976,171
 5.750%, 8/01/31

New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                      Aaa    260,528
 Series 1988-C1, 7.750%, 12/01/22 (Alternative Minimum Tax)

New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                      Aaa    915,379
 Series 1996, 6.100%, 12/01/29 (Alternative Minimum Tax)

New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                      Aaa  1,047,260
 Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)

New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds,            Aaa  1,040,320
 Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)

Rapides Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, 1998 Series A,                 Aaa  2,055,511
 5.450%, 12/01/30 (Alternative Minimum Tax)

Rapides Finance Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, GNMA and             Aaa    832,736
 Fannie Mae Mortgage-Backed Securities Program, Series 1998B, 5.350%, 6/01/26

St. Bernard Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding             A1     16,711
 Bonds, 1991 Series A, 8.000%, 3/25/12
-------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 2.4%

Louisiana Housing Finance Agency, Mortgage Revenue Bonds, GNMA Collateralized Mortgage Loan -              AAA  3,218,220
 St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36
-------------------------------------------------------------------------------------------------------------------------
Materials - 3.9%

Parish of DeSoto, Louisiana, Environmental Improvement Revenue Refunding Bonds,1995 Series B,              BBB  1,051,050
 International Paper Company Project, 6.550%, 4/01/19 (Alternative Minimum Tax)

Parish of DeSoto, Louisiana, Environmental Improvement Revenue Bonds, 1998 Series A, International         BBB  1,254,875
 Paper Company Project, 5.600%, 11/01/22 (Alternative Minimum Tax)

Natchitoches Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Willamette Industries Project,         BBB  2,987,610
 Series 1993, 5.875%, 12/01/23 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.7%

New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 - FGIC Insured             AAA  1,189,700

----
15

Portfolio of Investments
NUVEEN LOUISIANA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991:
     $ 2,000  0.000%, 9/01/10 - AMBAC Insured
       2,800  0.000%, 9/01/15 - AMBAC Insured

      13,875 Orleans Parish, Louisiana, School Board Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15
              - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 24.0%

       1,295 Baton Rouge, Louisiana, Public Improvement Sales and Use Tax Revenue Bonds, Series 2001A,
              5.000%, 8/01/25 - FGIC Insured

       2,000 Ernest N. Morial New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996-C,
              5.600%, 7/15/25 - MBIA Insured

       1,000 Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,
              Series 2001, 5.000%, 12/01/22 - AMBAC Insured

       2,650 Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,
              Series 2002 Refunding, 5.250%, 12/01/22 - AMBAC Insured

       2,755 Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue
              Bonds, Capital Projects and Equipment Acquisition Program, Series 1999, 5.250%, 12/01/18 -
              AMBAC Insured

       5,250 Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue
              Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 -
              AMBAC Insured

             Office Facilities Corporation, Louisiana, Lease Revenue Bonds, Louisiana State Capitol Complex
             Program, Series 1999A:
       1,000  5.250%, 3/01/17 - MBIA Insured
       1,000  5.250%, 3/01/18 - MBIA Insured

       6,700 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,
              5.000%, 7/01/36

         350 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,
              5.875%, 7/01/35 - MBIA Insured

       1,500 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,
              5.500%, 8/01/29

       1,000 Board of Supervisors of the University of Louisiana System, Lease Revenue Bonds, University of
              Louisiana at LaFayette, Cajundome Convention Center Project, Series 2000, 6.250%, 9/01/29 - MBIA
              Insured

       2,500 Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Taxes Loan Note,
              Series 1999A, 6.375%, 10/01/19
--------------------------------------------------------------------------------------------------------------------
             Transportation - 2.7%

         505 New Orleans, Louisiana, Aviation Board Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 (Alternative
              Minimum Tax) - AMBAC Insured

       1,000 Port New Orleans, Louisiana, Board of Commissioners, Port Facilities Revenue Bonds, Series 2002,
              5.000%, 4/01/27 (Alternative Minimum Tax) - FGIC Insured

       2,100 Shreveport, Louisiana, Airport System Revenue Bonds, Series 1997A, 5.375%, 1/01/28 (Alternative
              Minimum Tax) - FSA Insured
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 9.1%

         705 The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              6.000%, 7/01/26 (Pre-refunded to 7/01/10)

       1,740 Louisiana Housing Finance Agency, Mortgage Revenue Bonds, Series 1993, GNMA Collateralized
              Mortgage Loan, Villa Maria Retirement Center Project, 7.100%, 1/20/35 (Pre-refunded to 7/01/04)

         565 Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospitals,
              Inc. Project, Series 1986, 8.000%, 5/15/12

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991:
 0.000%, 9/01/10 - AMBAC Insured                                                                         No Opt. Call       AAA
 0.000%, 9/01/15 - AMBAC Insured                                                                         No Opt. Call       AAA

Orleans Parish, Louisiana, School Board Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15       No Opt. Call       AAA
 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 24.0%

Baton Rouge, Louisiana, Public Improvement Sales and Use Tax Revenue Bonds, Series 2001A,               8/11 at 101.00       AAA
 5.000%, 8/01/25 - FGIC Insured

Ernest N. Morial New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996-C,    7/06 at 101.00       AAA
 5.600%, 7/15/25 - MBIA Insured

Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,         12/11 at 100.00       AAA
 Series 2001, 5.000%, 12/01/22 - AMBAC Insured

Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,         12/12 at 100.00       AAA
 Series 2002 Refunding, 5.250%, 12/01/22 - AMBAC Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue          No Opt. Call       AAA
 Bonds, Capital Projects and Equipment Acquisition Program, Series 1999, 5.250%, 12/01/18 -
 AMBAC Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue          No Opt. Call       AAA
 Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 -
 AMBAC Insured

Office Facilities Corporation, Louisiana, Lease Revenue Bonds, Louisiana State Capitol Complex
Program, Series 1999A:
 5.250%, 3/01/17 - MBIA Insured                                                                        3/09 at 101.00       AAA
 5.250%, 3/01/18 - MBIA Insured                                                                        3/09 at 101.00       AAA

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,              7/16 at 100.00         A
 5.000%, 7/01/36

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,               7/10 at 101.00       AAA
 5.875%, 7/01/35 - MBIA Insured

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,                2/12 at 100.00      BBB+
 5.500%, 8/01/29

Board of Supervisors of the University of Louisiana System, Lease Revenue Bonds, University of          9/09 at 102.00       AAA
 Louisiana at LaFayette, Cajundome Convention Center Project, Series 2000, 6.250%, 9/01/29 - MBIA
 Insured

Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Taxes Loan Note, 10/10 at 101.00      BBB-
 Series 1999A, 6.375%, 10/01/19
---------------------------------------------------------------------------------------------------------------------------------
Transportation - 2.7%

New Orleans, Louisiana, Aviation Board Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 (Alternative    10/07 at 102.00       AAA
 Minimum Tax) - AMBAC Insured

Port New Orleans, Louisiana, Board of Commissioners, Port Facilities Revenue Bonds, Series 2002,        4/12 at 101.00       AAA
 5.000%, 4/01/27 (Alternative Minimum Tax) - FGIC Insured

Shreveport, Louisiana, Airport System Revenue Bonds, Series 1997A, 5.375%, 1/01/28 (Alternative         1/08 at 102.00       AAA
 Minimum Tax) - FSA Insured
---------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 9.1%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,             7/10 at 100.00       AAA
 6.000%, 7/01/26 (Pre-refunded to 7/01/10)

Louisiana Housing Finance Agency, Mortgage Revenue Bonds, Series 1993, GNMA Collateralized              7/04 at 101.00       AAA
 Mortgage Loan, Villa Maria Retirement Center Project, 7.100%, 1/20/35 (Pre-refunded to 7/01/04)

Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospitals,   11/03 at 100.00       AAA
 Inc. Project, Series 1986, 8.000%, 5/15/12

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991:
 0.000%, 9/01/10 - AMBAC Insured                                                                      $1,591,740
 0.000%, 9/01/15 - AMBAC Insured                                                                       1,727,628

Orleans Parish, Louisiana, School Board Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15     8,760,120
 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 24.0%

Baton Rouge, Louisiana, Public Improvement Sales and Use Tax Revenue Bonds, Series 2001A,               1,371,017
 5.000%, 8/01/25 - FGIC Insured

Ernest N. Morial New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996-C,    2,218,400
 5.600%, 7/15/25 - MBIA Insured

Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,          1,059,270
 Series 2001, 5.000%, 12/01/22 - AMBAC Insured

Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,          2,902,042
 Series 2002 Refunding, 5.250%, 12/01/22 - AMBAC Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue        3,203,900
 Bonds, Capital Projects and Equipment Acquisition Program, Series 1999, 5.250%, 12/01/18 -
 AMBAC Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue        6,731,393
 Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 -
 AMBAC Insured

Office Facilities Corporation, Louisiana, Lease Revenue Bonds, Louisiana State Capitol Complex
Program, Series 1999A:
 5.250%, 3/01/17 - MBIA Insured                                                                        1,118,800
 5.250%, 3/01/18 - MBIA Insured                                                                        1,113,320

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,              6,856,981
 5.000%, 7/01/36

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,                 428,561
 5.875%, 7/01/35 - MBIA Insured

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,                1,599,390
 5.500%, 8/01/29

Board of Supervisors of the University of Louisiana System, Lease Revenue Bonds, University of          1,201,860
 Louisiana at LaFayette, Cajundome Convention Center Project, Series 2000, 6.250%, 9/01/29 - MBIA
 Insured

Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Taxes Loan Note,  2,905,800
 Series 1999A, 6.375%, 10/01/19
-----------------------------------------------------------------------------------------------------------------
Transportation - 2.7%

New Orleans, Louisiana, Aviation Board Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 (Alternative       526,271
 Minimum Tax) - AMBAC Insured

Port New Orleans, Louisiana, Board of Commissioners, Port Facilities Revenue Bonds, Series 2002,        1,026,680
 5.000%, 4/01/27 (Alternative Minimum Tax) - FGIC Insured

Shreveport, Louisiana, Airport System Revenue Bonds, Series 1997A, 5.375%, 1/01/28 (Alternative         2,178,561
 Minimum Tax) - FSA Insured
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 9.1%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,               862,518
 6.000%, 7/01/26 (Pre-refunded to 7/01/10)

Louisiana Housing Finance Agency, Mortgage Revenue Bonds, Series 1993, GNMA Collateralized              1,788,598
 Mortgage Loan, Villa Maria Retirement Center Project, 7.100%, 1/20/35 (Pre-refunded to 7/01/04)

Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospitals,      715,629
 Inc. Project, Series 1986, 8.000%, 5/15/12

----
16

   Principal                                  Optional Call                 Market
Amount (000) Description                        Provisions* Ratings**        Value
----------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  6,400 Louisiana Public Facilities       No Opt. Call       AAA $  3,130,752
              Authority, Revenue Bonds,
              Custodial Receipts, Series
              1990B, Walmsley Housing,
              0.000%, 12/01/19

             Puerto Rico Highway and
             Transportation Authority,
             Transportation Revenue Bonds,
             Series B:
       3,000  6.500%, 7/01/27                7/10 at 101.00      A***    3,792,090
              (Pre-refunded to 7/01/10)
         650  5.875%, 7/01/35                7/10 at 101.00       AAA      768,716
              (Pre-refunded to 7/01/10) -
              MBIA Insured
       1,000 Puerto Rico Infrastructure     10/10 at 101.00       AAA    1,150,900
              Financing Authority, Special
              Obligation Bonds, 2000
              Series A, 5.500%, 10/01/20

         210 Shreveport Home Mortgage          No Opt. Call       Aaa      243,251
              Authority, Louisiana, Single
              Family Mortgage Revenue
              Bonds, Series 1979A, 6.750%,
              9/01/10
----------------------------------------------------------------------------------
             Utilities - 4.6%

       1,500 Parish of DeSoto, Louisiana,    9/09 at 102.00       AAA    1,743,390
              Pollution Control Revenue
              Refunding Bonds, Cleco
              Utility Group Inc. Project,
              Series 1999, 5.875%, 9/01/29
              - AMBAC Insured

       1,000 St. Charles Parish,            11/03 at 101.00      BBB+    1,002,620
              Louisiana, Environmental
              Improvement Revenue Bonds,
              Louisiana Power and Light
              Company Project, Series
              1993A, 6.200%, 5/01/23
              (Alternative Minimum Tax)

       2,000 St. Charles Parish,             7/04 at 102.00      BBB+    2,052,960
              Louisiana, Environmental
              Improvement Revenue Bonds,
              Louisiana Power and Light
              Company Project, Series
              1994A, 6.875%, 7/01/24
              (Alternative Minimum Tax)

       1,500 St. Charles Parish,             6/03 at 102.00      BBB+    1,548,207
              Louisiana, Solid Waste
              Disposal Revenue Bonds,
              Louisiana Power and Light
              Company Project, Series
              1992A, 7.000%, 12/01/22
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------
    $134,547 Total Long-Term Investments                               133,185,258
              (cost $121,052,600) - 97.4%
----------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities                               3,534,188
              - 2.6%

             --------------------------------------------------------------------
             Net Assets - 100%                                        $136,719,446

             --------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.



                                See accompanying notes to financial statements.

----
17

Portfolio of Investments
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
May 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.1%

     $ 3,000 The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2002            5/12 at 100.00
              Refunding, 5.500%, 5/15/39
----------------------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.3%

       4,220 North Carolina Educational Facilities Finance Agency, Refunding Revenue Bonds, Duke University       10/06 at 102.00
              Project, Series 1996B, 5.000%, 10/01/17

       3,000 North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University Project,          10/11 at 100.00
              Series 2001A, 5.125%, 10/01/41

       1,000 North Carolina State Education Assistance Authority, Guaranteed Student Loan Revenue Bonds,           7/05 at 102.00
              1995 Series A, Subordinate Lien, 6.300%, 7/01/15 (Alternative Minimum Tax)

       1,025 University of North Carolina at Asheville, General Revenue Bonds, Series 2002A Refunding,             6/12 at 100.00
              5.000%, 6/01/15 - AMBAC Insured

             University of North Carolina at Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
       4,000  0.000%, 8/01/15                                                                                        No Opt. Call
       4,265  0.000%, 8/01/18                                                                                        No Opt. Call
       2,750  0.000%, 8/01/20                                                                                        No Opt. Call

       3,000 University of North Carolina at Chapel Hill, General Revenue Bonds, Series 2001A, 5.000%, 12/01/20    6/11 at 100.00

       1,710 University of North Carolina at Chapel Hill, General Revenue Bonds, Series 2002B, 5.000%, 12/01/11      No Opt. Call

       1,160 University of North Carolina System, Pool Revenue Bonds, Series 2002A Refunding, 5.375%, 4/01/20 -   10/12 at 100.00
              AMBAC Insured

       1,035 University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 -           10/12 at 100.00
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Energy - 1.6%

       3,600 Industrial Facilities and Pollution Control Financing Authority, New Hanover County, North Carolina,  7/03 at 101.00
              Revenue Refunding Bonds, Occidental Petroleum Corporation Project, Series 1992, 6.700%, 7/01/19
----------------------------------------------------------------------------------------------------------------------------------
             Healthcare - 19.9%

       5,500 Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Refunding       1/06 at 102.00
              Bonds, Series A, 5.875%, 1/15/26

             Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,
             Series 1997A, Doing Business as Carolina Healthcare System:
         500  5.000%, 1/15/17                                                                                      1/07 at 102.00
       3,500  5.125%, 1/15/22                                                                                      1/07 at 102.00

       3,100 Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,          1/11 at 101.00
              DBA Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

       4,000 County of Cumberland, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital    10/09 at 101.00
              System Inc., Series 1999, Cape Fear Valley Health System, 5.250%, 10/01/29

       1,055 North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional           1/12 at 100.00
              Medical Center Project, Series 2002A, 5.250%, 1/01/14 (Alternative Minimum Tax)

       1,750 North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Carolina Medicorp        5/07 at 100.00
              Project, Series 1996, 5.250%, 5/01/21

       2,675 North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health   6/08 at 101.00
              System, Series 1998A, 4.750%, 6/01/28

             North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial
             Hospital Project, Series 1999:
         625  5.500%, 10/01/19 - RAAI Insured                                                                     10/08 at 102.00
       1,385  5.500%, 10/01/29 - RAAI Insured                                                                     10/08 at 102.00

       8,400 North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,        10/11 at 101.00
              Series 2001, 5.000%, 10/01/32 - AMBAC Insured

       3,500 North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical         6/09 at 102.00
              Center, Series 1999, 6.250%, 6/01/29

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.1%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2002                  A- $2,553,690
 Refunding, 5.500%, 5/15/39
-------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 10.3%

North Carolina Educational Facilities Finance Agency, Refunding Revenue Bonds, Duke University             AA+  4,602,416
 Project, Series 1996B, 5.000%, 10/01/17

North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University Project,                AA+  3,160,290
 Series 2001A, 5.125%, 10/01/41

North Carolina State Education Assistance Authority, Guaranteed Student Loan Revenue Bonds,                 A2  1,050,570
 1995 Series A, Subordinate Lien, 6.300%, 7/01/15 (Alternative Minimum Tax)

University of North Carolina at Asheville, General Revenue Bonds, Series 2002A Refunding,                  Aaa  1,153,392
 5.000%, 6/01/15 - AMBAC Insured

University of North Carolina at Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
 0.000%, 8/01/15                                                                                          Aa1  2,497,520
 0.000%, 8/01/18                                                                                          Aa1  2,258,872
 0.000%, 8/01/20                                                                                          Aa1  1,298,193

University of North Carolina at Chapel Hill, General Revenue Bonds, Series 2001A, 5.000%, 12/01/20         AA+  3,218,580

University of North Carolina at Chapel Hill, General Revenue Bonds, Series 2002B, 5.000%, 12/01/11         AA+  1,974,281

University of North Carolina System, Pool Revenue Bonds, Series 2002A Refunding, 5.375%, 4/01/20 -         AAA  1,306,775
 AMBAC Insured

University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 -                 AAA  1,165,959
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
Energy - 1.6%

Industrial Facilities and Pollution Control Financing Authority, New Hanover County, North Carolina,       BBB  3,644,352
 Revenue Refunding Bonds, Occidental Petroleum Corporation Project, Series 1992, 6.700%, 7/01/19
-------------------------------------------------------------------------------------------------------------------------
Healthcare - 19.9%

Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Refunding             AA  6,050,880
 Bonds, Series A, 5.875%, 1/15/26

Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,
Series 1997A, Doing Business as Carolina Healthcare System:
 5.000%, 1/15/17                                                                                           AA    534,000
 5.125%, 1/15/22                                                                                           AA  3,668,945

Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,                AA  3,170,680
 DBA Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

County of Cumberland, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital           A-  4,115,280
 System Inc., Series 1999, Cape Fear Valley Health System, 5.250%, 10/01/29

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional                  A  1,145,603
 Medical Center Project, Series 2002A, 5.250%, 1/01/14 (Alternative Minimum Tax)

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Carolina Medicorp             AA-  1,805,807
 Project, Series 1996, 5.250%, 5/01/21

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health        Aa3  2,676,097
 System, Series 1998A, 4.750%, 6/01/28

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial
Hospital Project, Series 1999:
 5.500%, 10/01/19 - RAAI Insured                                                                           AA    670,813
 5.500%, 10/01/29 - RAAI Insured                                                                           AA  1,456,051

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,              AAA  8,844,444
 Series 2001, 5.000%, 10/01/32 - AMBAC Insured

North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical                A  3,836,735
 Center, Series 1999, 6.250%, 6/01/29

----
18

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

     $ 3,750 North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical
              Center, Series 2002, 5.375%, 6/01/32

       4,000 North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph Health
              System, Series 2001, 5.250%, 10/01/31
-----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.1%

       4,000 Mecklenburg County, North Carolina, Multifamily Housing Revenue Bonds, Little Rock Apartments,
              FNMA Enhanced, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax) (WI, settling 6/02/03)

         620 North Carolina Housing Finance Agency, Multifamily Revenue Refunding Bonds, 1992 Refunding Bond
              Resolution, Series B, 6.900%, 7/01/24
-----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 14.0%

       7,205 North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 5A, 1998 Trust
              Agreement, 5.625%, 7/01/30 (Alternative Minimum Tax)

             North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series Y, 1985 Resolution:
       1,295  6.300%, 9/01/15
       1,155  6.350%, 3/01/18

       3,140 North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 6A, 1998 Trust
              Agreement, 6.200%, 1/01/29 (Alternative Minimum Tax)

       1,270 North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series BB, 1985 Resolution,
              6.500%, 9/01/26 (Alternative Minimum Tax)

       2,330 North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series DD, 1985 Resolution,
              6.200%, 9/01/27 (Alternative Minimum Tax)

       3,615 North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series LL, 1985 Resolution,
              6.200%, 3/01/26 (Alternative Minimum Tax)

       1,570 North Carolina Housing Finance Agency, Home Ownership Program Bonds, Series 10A, 1998 Trust
              Agreement, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

       2,430 North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series RR, 1985 Resolution,
              5.850%, 9/01/28 (Alternative Minimum Tax)

       1,590 North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series VV, 1985 Resolution,
              5.250%, 3/01/17 (Alternative Minimum Tax)

       1,370 North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 3A, 1998 Trust
              Agreement, 5.200%, 7/01/26 (Alternative Minimum Tax)

       3,865 North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 4A, 1998 Trust
              Agreement, 5.300%, 7/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Materials - 5.6%

       1,400 Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina,
              Environmental Improvement Revenue Bonds, Champion International Corporation Project,
              Series 1995, 6.250%, 9/01/25 (Alternative Minimum Tax)

       1,600 Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid
              Waste Disposal Revenue Bonds, Champion International Corporation Project, Series 1993,
              5.500%, 10/01/18 (Alternative Minimum Tax)

       3,100 Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution
              Control Revenue Refunding Bonds, Champion International Corporation Project, Series 1995,
              6.000%, 3/01/20

         400 Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid
              Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1991, 7.250%, 9/01/14
              (Alternative Minimum Tax)

       6,000 Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid
              Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1994, 6.800%, 5/01/24
              (Alternative Minimum Tax)

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical              6/12 at 101.00
 Center, Series 2002, 5.375%, 6/01/32

North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph Health            10/11 at 101.00
 System, Series 2001, 5.250%, 10/01/31
--------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 2.1%

Mecklenburg County, North Carolina, Multifamily Housing Revenue Bonds, Little Rock Apartments,             7/13 at 105.00
 FNMA Enhanced, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax) (WI, settling 6/02/03)

North Carolina Housing Finance Agency, Multifamily Revenue Refunding Bonds, 1992 Refunding Bond            7/03 at 101.00
 Resolution, Series B, 6.900%, 7/01/24
--------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 14.0%

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 5A, 1998 Trust                 7/09 at 100.00
 Agreement, 5.625%, 7/01/30 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series Y, 1985 Resolution:
 6.300%, 9/01/15                                                                                          9/04 at 102.00
 6.350%, 3/01/18                                                                                          9/04 at 102.00

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 6A, 1998 Trust                 7/09 at 100.00
 Agreement, 6.200%, 1/01/29 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series BB, 1985 Resolution,            3/05 at 102.00
 6.500%, 9/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series DD, 1985 Resolution,            3/05 at 102.00
 6.200%, 9/01/27 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series LL, 1985 Resolution,            3/06 at 102.00
 6.200%, 3/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Program Bonds, Series 10A, 1998 Trust                7/10 at 100.00
 Agreement, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series RR, 1985 Resolution,            3/07 at 101.50
 5.850%, 9/01/28 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series VV, 1985 Resolution,            3/08 at 101.00
 5.250%, 3/01/17 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 3A, 1998 Trust                 1/09 at 101.00
 Agreement, 5.200%, 7/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 4A, 1998 Trust                 1/09 at 100.00
 Agreement, 5.300%, 7/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
Materials - 5.6%

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina,            9/05 at 102.00
 Environmental Improvement Revenue Bonds, Champion International Corporation Project,
 Series 1995, 6.250%, 9/01/25 (Alternative Minimum Tax)

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid     10/03 at 102.00
 Waste Disposal Revenue Bonds, Champion International Corporation Project, Series 1993,
 5.500%, 10/01/18 (Alternative Minimum Tax)

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution  3/06 at 102.00
 Control Revenue Refunding Bonds, Champion International Corporation Project, Series 1995,
 6.000%, 3/01/20

Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid       9/03 at 101.00
 Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1991, 7.250%, 9/01/14
 (Alternative Minimum Tax)

Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid       5/04 at 102.00
 Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1994, 6.800%, 5/01/24
 (Alternative Minimum Tax)

                                                                                                                        Market
Description                                                                                               Ratings**      Value
------------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical                     A $3,927,300
 Center, Series 2002, 5.375%, 6/01/32

North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph Health                   AA  4,189,720
 System, Series 2001, 5.250%, 10/01/31
------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 2.1%

Mecklenburg County, North Carolina, Multifamily Housing Revenue Bonds, Little Rock Apartments,                  AAA  4,218,280
 FNMA Enhanced, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax) (WI, settling 6/02/03)

North Carolina Housing Finance Agency, Multifamily Revenue Refunding Bonds, 1992 Refunding Bond                 Aa2    634,142
 Resolution, Series B, 6.900%, 7/01/24
------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 14.0%

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 5A, 1998 Trust                       AA  7,522,885
 Agreement, 5.625%, 7/01/30 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series Y, 1985 Resolution:
 6.300%, 9/01/15                                                                                                AA  1,339,095
 6.350%, 3/01/18                                                                                                AA  1,194,166

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 6A, 1998 Trust                       AA  3,351,385
 Agreement, 6.200%, 1/01/29 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series BB, 1985 Resolution,                  AA  1,328,039
 6.500%, 9/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series DD, 1985 Resolution,                  AA  2,400,296
 6.200%, 9/01/27 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series LL, 1985 Resolution,                  AA  3,746,694
 6.200%, 3/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Program Bonds, Series 10A, 1998 Trust                     AAA  1,627,478
 Agreement, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series RR, 1985 Resolution,                  AA  2,549,532
 5.850%, 9/01/28 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series VV, 1985 Resolution,                  AA  1,669,993
 5.250%, 3/01/17 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 3A, 1998 Trust                       AA  1,412,580
 Agreement, 5.200%, 7/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 4A, 1998 Trust                       AA  3,976,080
 Agreement, 5.300%, 7/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------
Materials - 5.6%

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina,                Baa2  1,456,588
 Environmental Improvement Revenue Bonds, Champion International Corporation Project,
 Series 1995, 6.250%, 9/01/25 (Alternative Minimum Tax)

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid           BBB  1,628,784
 Waste Disposal Revenue Bonds, Champion International Corporation Project, Series 1993,
 5.500%, 10/01/18 (Alternative Minimum Tax)

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution      Baa2  3,207,570
 Control Revenue Refunding Bonds, Champion International Corporation Project, Series 1995,
 6.000%, 3/01/20

Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid            BBB    408,980
 Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1991, 7.250%, 9/01/14
 (Alternative Minimum Tax)

Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid            BBB  6,214,080
 Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1994, 6.800%, 5/01/24
 (Alternative Minimum Tax)

----
19

Portfolio of Investments
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.0%

     $ 2,340 City of Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24

       1,875 County of Cumberland, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 14.1%

         500 Asheville, North Carolina, Certificates of Participation, Series 1992, 6.500%, 2/01/08
             County of Cabarrus, North Carolina, Certificates of Participation, Series 2002:
       1,330  5.250%, 2/01/19
       3,990  5.000%, 2/01/22

       1,000 City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995,
              5.400%, 4/01/20

       1,830 City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995A,
              5.400%, 4/01/20

       3,000 City of Charlotte, North Carolina, Certificates of Participation, Series 2000B, Convention Facilities
              Project, 5.500%, 12/01/25

       1,975 City of Charlotte, North Carolina, Certificates of Participation, Series 2000D, Public Safety Facilities
              Project, 5.500%, 6/01/25

       1,750 City of Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25

       2,255 County of Dare, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 -
              AMBAC Insured

         600 City of Durham, North Carolina, Certificates of Participation, Series 1995, 5.800%, 6/01/15
             County of Harnett, North Carolina, Certificates of Participation, Series 1994, Harnett County Projects:
       1,000  6.200%, 12/01/06 - AMBAC Insured
       1,750  6.200%, 12/01/09 - AMBAC Insured
         500  6.400%, 12/01/14 - AMBAC Insured

       2,000 County of Harnett, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 -
              FSA Insured

             County of Pitt, North Carolina, Certificates of Participation, Pitt County Public Facilities Project,
             Series 1997A:
       1,250  5.550%, 4/01/12 - MBIA Insured
       1,000  5.850%, 4/01/17 - MBIA Insured

             Town of Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
         120  5.750%, 6/01/18
         125  5.750%, 6/01/19
         125  5.750%, 6/01/20
         130  5.750%, 6/01/21
         105  5.750%, 6/01/22

       1,000 Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 -
              AMBAC Insured

       2,350 City of Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20
----------------------------------------------------------------------------------------------------------------------
             Transportation - 7.7%

       6,000 City of Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28
              (Alternative Minimum Tax) - MBIA Insured

         710 Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B,
              6.000%, 7/01/21 (Alternative Minimum Tax) - FSA Insured

       2,750 Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A,
              5.250%, 7/01/15 - FSA Insured

             Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
       2,445  5.250%, 11/01/19 - FGIC Insured
       4,000  5.000%, 11/01/31 - FGIC Insured

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.0%

City of Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24                7/12 at 100.00

County of Cumberland, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21       2/12 at 101.00
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 14.1%

Asheville, North Carolina, Certificates of Participation, Series 1992, 6.500%, 2/01/08                    8/03 at 101.00
County of Cabarrus, North Carolina, Certificates of Participation, Series 2002:
 5.250%, 2/01/19                                                                                         2/13 at 100.00
 5.000%, 2/01/22                                                                                         2/13 at 100.00

City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995,                 4/05 at 102.00
 5.400%, 4/01/20

City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995A,                4/05 at 102.00
 5.400%, 4/01/20

City of Charlotte, North Carolina, Certificates of Participation, Series 2000B, Convention Facilities    12/10 at 101.00
 Project, 5.500%, 12/01/25

City of Charlotte, North Carolina, Certificates of Participation, Series 2000D, Public Safety Facilities  6/10 at 101.00
 Project, 5.500%, 6/01/25

City of Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25            6/12 at 101.00

County of Dare, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 -            12/12 at 100.00
 AMBAC Insured

City of Durham, North Carolina, Certificates of Participation, Series 1995, 5.800%, 6/01/15               6/05 at 102.00
County of Harnett, North Carolina, Certificates of Participation, Series 1994, Harnett County Projects:
 6.200%, 12/01/06 - AMBAC Insured                                                                       12/04 at 102.00
 6.200%, 12/01/09 - AMBAC Insured                                                                       12/04 at 102.00
 6.400%, 12/01/14 - AMBAC Insured                                                                       12/04 at 102.00

County of Harnett, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 -        12/12 at 101.00
 FSA Insured

County of Pitt, North Carolina, Certificates of Participation, Pitt County Public Facilities Project,
Series 1997A:
 5.550%, 4/01/12 - MBIA Insured                                                                          4/07 at 102.00
 5.850%, 4/01/17 - MBIA Insured                                                                          4/07 at 102.00

Town of Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
 5.750%, 6/01/18                                                                                         6/07 at 102.00
 5.750%, 6/01/19                                                                                         6/07 at 102.00
 5.750%, 6/01/20                                                                                         6/07 at 102.00
 5.750%, 6/01/21                                                                                         6/07 at 102.00
 5.750%, 6/01/22                                                                                         6/07 at 102.00

Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 -          9/12 at 101.00
 AMBAC Insured

City of Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20       6/11 at 101.00
-------------------------------------------------------------------------------------------------------------------------
Transportation - 7.7%

City of Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28                   7/09 at 101.00
 (Alternative Minimum Tax) - MBIA Insured

Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B,                    7/09 at 101.00
 6.000%, 7/01/21 (Alternative Minimum Tax) - FSA Insured

Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A,                    7/11 at 101.00
 5.250%, 7/01/15 - FSA Insured

Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
 5.250%, 11/01/19 - FGIC Insured                                                                         5/11 at 101.00
 5.000%, 11/01/31 - FGIC Insured                                                                         5/11 at 101.00

                                                                                                                       Market
Description                                                                                              Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.0%

City of Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24                     AAA $2,493,761

County of Cumberland, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21            AA-  2,032,313
-----------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 14.1%

Asheville, North Carolina, Certificates of Participation, Series 1992, 6.500%, 2/01/08                          A1    507,125
County of Cabarrus, North Carolina, Certificates of Participation, Series 2002:
 5.250%, 2/01/19                                                                                              AA-  1,489,906
 5.000%, 2/01/22                                                                                              AA-  4,278,996

City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995,                      AAA  1,083,490
 5.400%, 4/01/20

City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995A,                     AAA  1,982,787
 5.400%, 4/01/20

City of Charlotte, North Carolina, Certificates of Participation, Series 2000B, Convention Facilities          AA+  3,321,960
 Project, 5.500%, 12/01/25

City of Charlotte, North Carolina, Certificates of Participation, Series 2000D, Public Safety Facilities       AA+  2,189,900
 Project, 5.500%, 6/01/25

City of Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25                 AA+  1,865,588

County of Dare, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 -                  AAA  2,582,471
 AMBAC Insured

City of Durham, North Carolina, Certificates of Participation, Series 1995, 5.800%, 6/01/15                    AA+    659,208
County of Harnett, North Carolina, Certificates of Participation, Series 1994, Harnett County Projects:
 6.200%, 12/01/06 - AMBAC Insured                                                                             AAA  1,093,620
 6.200%, 12/01/09 - AMBAC Insured                                                                             AAA  1,913,835
 6.400%, 12/01/14 - AMBAC Insured                                                                             AAA    546,365

County of Harnett, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 -              AAA  2,176,400
 FSA Insured

County of Pitt, North Carolina, Certificates of Participation, Pitt County Public Facilities Project,
Series 1997A:
 5.550%, 4/01/12 - MBIA Insured                                                                               AAA  1,418,225
 5.850%, 4/01/17 - MBIA Insured                                                                               AAA  1,142,740

Town of Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
 5.750%, 6/01/18                                                                                              N/R    129,629
 5.750%, 6/01/19                                                                                              N/R    134,596
 5.750%, 6/01/20                                                                                              N/R    134,115
 5.750%, 6/01/21                                                                                              N/R    139,032
 5.750%, 6/01/22                                                                                              N/R    111,895

Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 -               AAA  1,086,410
 AMBAC Insured

City of Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20            AA+  2,539,269
-----------------------------------------------------------------------------------------------------------------------------
Transportation - 7.7%

City of Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28                        AAA  6,812,280
 (Alternative Minimum Tax) - MBIA Insured

Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B,                         AAA    810,252
 6.000%, 7/01/21 (Alternative Minimum Tax) - FSA Insured

Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A,                         AAA  3,110,195
 5.250%, 7/01/15 - FSA Insured

Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
 5.250%, 11/01/19 - FGIC Insured                                                                              Aaa  2,707,984
 5.000%, 11/01/31 - FGIC Insured                                                                              Aaa  4,179,840

----
20

   Principal                                                      Optional Call                 Market
Amount (000) Description                                            Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 6.6%

    $    105 Asheville, North Carolina, Housing Development     11/09 at 100.00    N/R*** $    133,764
              Corporation, First Lien Revenue Bonds, Series
              1980, 10.500%, 5/01/11 (Pre-refunded to 11/01/09)

       4,500 City of Charlotte, North Carolina, Water and        6/10 at 101.00       AAA    5,294,970
              Sewer System Revenue Bonds, Series 2000, 5.250%,
              6/01/25 (Pre-refunded to 6/01/10)

       1,845 City of Fayetteville, North Carolina, Public        3/05 at 102.00       AAA    2,013,799
              Works Commission Revenue Bonds, Series 1995A,
              5.250%, 3/01/16 (Pre-refunded to 3/01/05) -
              AMBAC Insured

         995 North Carolina Eastern Municipal Power Agency,      7/03 at 100.00       AAA    1,311,480
              Power System Revenue Bonds, Refunding
              Series 1991, 6.500%, 1/01/18

          30 North Carolina Medical Care Commission, Hospital      No Opt. Call       AAA       34,945
              Revenue Bonds, Memorial Mission Hospital
              Project, Series A, 7.625%, 10/01/08

       5,750 Board of Governors of the University of North       2/06 at 102.00     AA***    6,446,095
              Carolina, University of North Carolina Hospitals
              at Chapel Hill, Revenue Bonds, Series 1996,
              5.250%, 2/15/26 (Pre-refunded to 2/15/06)
------------------------------------------------------------------------------------------------------
             Utilities - 12.2%

       2,000 City of Greenville, North Carolina, Greenville      9/04 at 102.00        A+    2,144,200
              Utilities Commission, Combined Enterprise System
              Revenue Bonds, Series 1994, 6.000%, 9/01/16

             North Carolina Eastern Municipal Power Agency,
             Power System Revenue Bonds, Refunding Series 1993:
       1,540  5.500%, 1/01/17 - FGIC Insured                     7/03 at 100.00       AAA    1,545,005
       5,300  6.000%, 1/01/18 - AMBAC Insured                      No Opt. Call       AAA    6,619,965

       5,000 North Carolina Eastern Municipal Power Agency,      1/10 at 101.00       BBB    5,526,150
              Power System Revenue Bonds, Series 1999D,
              6.750%, 1/01/26

       4,165 North Carolina Municipal Power Agency Number 1,     1/10 at 101.00      BBB+    4,695,288
              Catawba Electric Revenue Bonds, Series 1999B,
              6.500%, 1/01/20

       2,000 North Carolina Municipal Power Agency Number 1,     1/13 at 100.00       AAA    2,299,580
              Catawba Electric Revenue Bonds, Series 2003A,
              5.250%, 1/01/15 - AMBAC Insured

         870 City of Shelby, North Carolina, Combined            5/05 at 102.00        A-      911,882
              Enterprise System Revenue Bonds, Series 1995A,
              5.500%, 5/01/17

       1,500 Wake County Industrial Facilities and Pollution     2/12 at 101.00        A3    1,645,935
              Control Financing Authority, North Carolina
              Revenue Refunding Bonds, Carolina Power and
              Light Company Project, Series 2002 Refunding,
              5.375%, 2/01/17

       2,500 Wilson, North Carolina, Combined Enterprise        12/12 at 100.00       Aaa    2,575,575
              Revenue Bonds, Series 2002, 4.750%, 12/01/27 -
              FSA Insured
------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.0%

       2,000 City of Charlotte, North Carolina, Water and        6/11 at 101.00       AAA    2,141,840
              Sewer System Revenue Bonds, Series 2001,
              5.125%, 6/01/26

          90 Woodfin Treatment Facility, Inc., North Carolina,     No Opt. Call       N/R       91,675
              Proportionate Interest Certificates, 5.500%,
              12/01/03
------------------------------------------------------------------------------------------------------
    $215,455 Total Long-Term Investments (cost $207,392,116) -                             225,970,227
              98.2%
------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.8%                                            4,040,719

             -----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $230,010,946

             -----------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.


                                See accompanying notes to financial statements.

----
21

Portfolio of Investments
NUVEEN TENNESSEE MUNICIPAL BOND FUND
May 31, 2003

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------
             Consumer Discretionary - 2.1%

     $ 7,000 Industrial Development Board of Maury     9/04 at 102.00        A3 $ 7,306,600
              County, Tennessee, Multi-Modal
              Interchangeable Rate Pollution Control
              Refunding Revenue Bonds, Saturn
              Corporation Project, Series 1994,
              6.500%, 9/01/24
-------------------------------------------------------------------------------------------
             Consumer Staples - 3.5%

       4,320 The Children's Trust Fund, Puerto Rico,   5/12 at 100.00        A-   3,792,355
              Tobacco Settlement Asset-Backed Bonds,
              Series 2002 Refunding, 5.375%, 5/15/33

       6,750 Industrial Development Board of Loudon    8/03 at 102.00        AA   6,895,328
              County, Tennessee, Solid Waste
              Disposal Revenue Bonds, Kimberly-Clark
              Corporation Project, Series 1993,
              6.200%, 2/01/23 (Alternative Minimum
              Tax)

       1,245 Industrial Development Board of the      10/05 at 102.00      Baa3   1,306,055
              City of South Fulton, Tennessee,
              Industrial Development Revenue Bonds,
              Tyson Foods, Inc. Project, Series
              1995, 6.400%, 10/01/20 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------
             Education and Civic Organizations - 1.9%

             Tennessee State School Bond Authority,
             Higher Educational Facilities Bonds,
             Second Program, Series 2002A:
       2,155  5.125%, 5/01/22 - FSA Insured            5/12 at 100.00       AAA   2,321,388
       2,000  5.125%, 5/01/27 - FSA Insured            5/12 at 100.00       AAA   2,130,100
       2,000  5.250%, 5/01/29 - FSA Insured            5/12 at 100.00       AAA   2,150,960
-------------------------------------------------------------------------------------------
             Energy - 1.3%

       4,000 Industrial Development Board of the       8/10 at 100.00       BBB   4,359,760
              County of Maury, Tennessee, Solid
              Waste Disposal Revenue Bonds,
              Occidental Petroleum Corp. Project,
              Series 2000B, 6.300%, 8/01/18
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------
             Healthcare - 16.7%

       3,060 Blount County, Tennessee, Hospital        7/08 at 100.00      Baa1   3,063,244
              Revenue Improvement Bonds, Series
              1998B, 5.125%, 7/01/19

       4,030 City of Jackson, Tennessee, Hospital      4/05 at 102.00       AAA   4,338,335
              Revenue Refunding and Improvement
              Bonds, Series 1995, Jackson-Madison
              County General Hospital Project,
              5.625%, 4/01/15 - AMBAC Insured

       1,000 Health, Educational and Housing             No Opt. Call       AAA   1,220,000
              Facilities Board of Knox County,
              Tennessee, Hospital Facilities Revenue
              Bonds, Fort Sanders Alliance Obligated
              Group, Series 1993A, 6.250%, 1/01/13 -
              MBIA Insured

       3,675 Health, Educational and Housing           4/12 at 101.00      Baa2   3,912,883
              Facilities Board of Knox County,
              Tennessee, Hospital Facilities Revenue
              Bonds, Baptist Health System of East
              Tennessee, Series 2002, 6.375%, 4/15/22

       8,795 Health, Educational and Housing           4/09 at 101.00      Baa1   9,069,492
              Facilities Board of Knox County,
              Tennessee, Revenue Bonds, University
              Health System, Inc., Series 1999,
              5.625%, 4/01/29

       4,000 Health and Educational Facilities Board  11/10 at 101.00        A-   4,388,680
              of the Metropolitan Government of
              Nashville and Davidson County,
              Tennessee, Revenue Bonds, Adventist
              Health System-Sunbelt Obligated Group,
              6.600%, 11/15/30

             Health, Educational and Housing
             Facilities Board of Montgomery County,
             Tennessee, Hospital Revenue Refunding
             and Improvement Bonds, Clarksville
             Regional Health System, Series 1998:
       1,500  5.375%, 1/01/18                          1/08 at 101.00       BBB   1,509,015
       7,500  5.375%, 1/01/28                          1/08 at 101.00       BBB   7,208,100

      10,200 Health, Educational and Housing           7/09 at 102.00        AA  10,661,754
              Facilities Board of Shelby County,
              Tennessee, Revenue Bonds, St. Jude's
              Children's Research, Series 1999,
              5.375%, 7/01/29

       3,750 Health, Educational and Housing           9/12 at 101.00      BBB+   4,027,088
              Facilities Board of the County of
              Sullivan, Tennessee, Hospital Revenue
              Bonds, Wellmont Health System Project,
              Series 2002, 6.250%, 9/01/22

             Health, Educational and Housing
             Facilities Board of the County of
             Sullivan, Tennessee, Revenue Bonds,
             Wellmont Health System, Series 2003:
       2,000  5.000%, 9/01/15 (WI, settling 6/03/03)   9/13 at 100.00        AA   2,157,140
              - RAAI Insured
       3,500  5.000%, 9/01/18 (WI, settling 6/03/03)   9/13 at 100.00        AA   3,684,870
              - RAAI Insured

       2,500 Health, Educational and Housing          11/04 at 102.00        A-   2,662,225
              Facilities Board of Sumner County,
              Tennessee, Revenue Refunding Bonds,
              Sumner Regional Health System Inc.,
              Series 1994, 7.500%, 11/01/14

----
22

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.9%

     $ 1,200 Health, Educational and Housing Facility Board of the City    7/03 at 102.00       Aaa $ 1,225,716
              of Chattanooga, Tennessee, Multifamily Mortgage Revenue
              Refunding Bonds, Windridge Apartments - FHA-Insured
              Mortgage, Series 1993A, 5.950%, 7/01/14

             Health, Educational and Housing Facility Board of the City
             of Chattanooga, Tennessee, Housing Revenue Bonds, GNMA
             Collateralized - Rainbow Creek Apartments Project, Series
             1999:
         470  6.125%, 11/20/19 (Alternative Minimum Tax)                  11/09 at 102.00       AAA     514,645
       3,955  6.375%, 11/20/39 (Alternative Minimum Tax)                  11/09 at 102.00       AAA   4,275,869

       3,500 Industrial Development Board of the City of Franklin,        10/06 at 102.00       AAA   3,709,265
              Tennessee, Multifamily Housing Revenue Refunding Bonds,
              The Landings Apartments Project, Senior Series 1996A,
              6.000%, 10/01/26 - FSA Insured

             Health and Educational Facilities Board of the Metropolitan
             Government of Nashville and Davidson County, Tennessee,
             Housing Mortgage Revenue Bonds, Herman Street Project,
             Series 1992:
         250  7.000%, 6/01/17                                              6/03 at 102.00       AAA     257,343
         495  7.250%, 6/01/32                                              6/03 at 102.00       AAA     509,994

       3,485 Health and Educational Facilities Board of the Metropolitan   3/10 at 102.00       Aaa   3,691,939
              Government of Nashville and Davidson County, Tennessee,
              Multifamily Housing Revenue Bonds, Berkshire Place
              Project, Series 2000, 6.125%, 3/20/39 (Alternative Minimum
              Tax)

       2,720 Industrial Development Board of the Metropolitan Government   1/10 at 102.00       Aaa   2,907,734
              of Nashville and Davidson County, Tennessee, Multifamily
              Housing Revenue Refunding Bonds, Series 2000A, GNMA
              Collateralized - Valley Forge Apartments Project, 6.375%,
              1/20/31
---------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 9.7%

         135 County of Hamilton, Tennessee, Single Family Mortgage         9/03 at 100.00       AAA     135,647
              Revenue Bonds, Home Purchase and Rehabilitation Program,
              Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)

       4,605 Tennessee Housing Development Agency, Homeownership Program   7/06 at 102.00        AA   4,820,836
              Bonds, Issue 4A, 6.375%, 7/01/22 (Alternative Minimum Tax)

         840 Tennessee Housing Development Agency, Homeownership Program   7/07 at 102.00        AA     899,128
              Bonds, Issue 3A, 5.850%, 7/01/17 (Alternative Minimum Tax)

         130 Tennessee Housing Development Agency, Homeownership Program   7/03 at 100.00        AA     132,830
              Bonds, Issue WR, 6.800%, 7/01/17 (Pre-refunded to 7/01/03)

       8,025 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA   8,310,048
              Bonds, Issue 1998-2, 5.375% 7/01/29 (Alternative Minimum
              Tax)

       6,700 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA   6,999,624
              Bonds, Issue 1996-5B, Remarketing, 5.375%, 7/01/23
              (Alternative Minimum Tax)

       4,115 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA   4,448,809
              Bonds, Issue 1999-3, 6.000% 1/01/20 (Alternative Minimum
              Tax)

       6,900 Tennessee Housing Development Agency, Homeownership Program   7/11 at 100.00       AAA   7,252,797
              Bonds, Issue 2002A, 5.400%, 7/01/32 (Alternative Minimum
              Tax) - FSA Insured

         780 Tennessee Housing Development Agency, Mortgage Finance        7/04 at 102.00        AA     810,974
              Program Bonds, 1994 Series A, 6.900%, 7/01/25 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.8%

       2,665 Health and Educational Facilities Board of the Metropolitan   2/08 at 102.00        AA   2,811,468
              Government of Nashville and Davidson County, Tennessee,
              Multi-Modal Interchangeable Rate, Health Facility Revenue
              Bonds, Richland Place, Inc. Project, Series 1993, 5.500%,
              5/01/23 - RAAI Insured
---------------------------------------------------------------------------------------------------------------
             Materials - 6.0%

       3,000 Chattanooga Industrial Development Board, Tennessee,          7/03 at 103.00       AA-   3,095,790
              Pollution Control Revenue Bonds, E.I. du Pont de Nemours
              and Company, Series 1982 A, 6.350%, 7/01/22

      12,000 Humphreys County Industrial Development Board, Tennessee,     5/04 at 102.00       AA-  12,648,720
              Solid Waste Disposal Facility Bonds, E.I. du Pont de
              Nemours and Company Project, Series 1994, 6.700%, 5/01/24
              (Alternative Minimum Tax)

       5,000 Development Board of the County of McMinn, Tennessee,         9/03 at 100.00       BB+   4,999,450
              Pollution Control Facilities Revenue Bonds, Calhoun
              Newsprint Company Project - Bowater Incorporated Obligor,
              The Construction Bonds, Series 1991, 7.625%, 3/01/16
              (Alternative Minimum Tax)

----
23

Portfolio of Investments
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 8.4%

     $ 6,070 City of Knoxville, Tennessee, General Obligation Bonds,       5/12 at 100.00        AA $6,434,928
              Series 2002A, 5.000%, 5/01/25

       1,000 Marion County, Tennessee, General Obligation Rural School     4/11 at 100.00       Aaa  1,054,600
              Bonds, Series 2001, 5.000%, 4/01/24 -  AMBAC Insured

       1,000 City of Memphis, Tennessee, General Improvement Bonds,       10/07 at 101.00        AA  1,079,870
              Series 1999A, 5.000%, 10/01/19

       3,100 City of Memphis, Tennessee, General Improvement Bonds,       11/10 at 101.00        AA  3,373,389
              Series 2002, 5.250%, 11/01/22

       6,000 Metropolitan Government of Nashville and Davidson County,     5/07 at 102.00        AA  6,285,600
              Tennessee, General Obligation Refunding Bonds, Series
              1997, 5.125%, 5/15/25

             Metropolitan Government of Nashville and Davidson County,
             Tennessee, General Obligation Bonds, Residual Option Longs,
             Series II-R52, 2001:
       2,350  11.350%, 10/15/17 (IF)                                      10/11 at 100.00       AA-  3,408,182
       2,480  10.700%, 10/15/18 (IF)                                      10/11 at 100.00       AA-  3,351,373

       2,960 Putnam County, Tennessee, General Obligation School             No Opt. Call       Aaa  3,472,850
              Refunding Bonds, Series 2001, 5.250%, 4/01/19 - FGIC
              Insured

         750 Shelby County, Tennessee, General Obligation Refunding        4/05 at 101.00       AA+    810,533
              Bonds, 1995 Series A, 5.625%, 4/01/14
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 5.6%

       5,000 Industrial Development Board of the City of Chattanooga,     10/10 at 100.00       AAA  5,630,950
              Tennessee, Chattanooga Lease Rental Revenue Bonds, Series
              2000, 5.625%, 10/01/30 - AMBAC Insured

       5,000 Memphis and Shelby County Sports Authority, Inc.,            11/12 at 100.00       AAA  5,301,050
              Tennessee, Revenue Bonds, 2002 Series A, Memphis Arena
              Project, 5.125%, 11/01/28 - AMBAC Insured

       4,000 Health and Educational Facilities Board of the Metropolitan   6/09 at 100.00       AAA  4,121,800
              Government of Nashville and Davidson County, Tennessee,
              Revenue Refunding and Improvement Bonds, Meharry Medical
              College Project, Series 1996, 5.000%, 12/01/24 - AMBAC
              Insured

       4,000 Sports Authority of the Metropolitan Government of            7/06 at 101.00       AAA  4,449,840
              Nashville and Davidson County, Tennessee, Public
              Improvement Revenue Bonds, Stadium Project, Series 1996,
              5.750%, 7/01/26 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 0.8%

       2,700 City of Fayetteville, Tennessee, Broadband                    4/08 at 101.00       N/R  2,830,869
              Telecommunications Network Revenue Bonds, Series 2000,
              6.500%, 4/01/20
--------------------------------------------------------------------------------------------------------------
             Transportation - 3.8%

             Memphis-Shelby County Airport Authority, Tennessee, Airport
             Revenue Bonds, Series 1999D:
       4,000  6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured    3/10 at 101.00       AAA  4,430,760
       1,640  6.125%, 3/01/25 (Alternative Minimum Tax) - AMBAC Insured    3/10 at 101.00       AAA  1,822,417

       3,710 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00       AAA  4,063,340
              Revenue Bonds, Series 2001A, 5.500%, 3/01/17 (Alternative
              Minimum Tax) - FSA Insured

       2,850 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00       AAA  3,000,936
              Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 14.6%

       1,520 Clarksville, Tennessee, Water, Sewer and Gas Revenue            No Opt. Call       AAA    908,930
              Refunding and Improvement Bonds, Series 1992, 0.000%,
              2/01/16 - MBIA Insured

       1,550 Cookeville Industrial Development Board, Tennessee,          12/03 at 102.00     A-***  1,617,115
              Hospital Revenue Refunding Bonds, Series 1993, Cookeville
              General Hospital Project, 5.750%, 10/01/10 (Pre-refunded
              to 12/01/03)

       1,000 Hamilton County, Tennessee, General Obligation Bonds,         2/05 at 102.00    Aa1***  1,104,540
              Series 1995, 6.250%, 2/01/20 (Pre-refunded to 2/01/05)

       5,000 Johnson City, Tennessee, School Sales Tax Revenue and         5/06 at 100.00       AAA  5,755,250
              Unlimited Tax Bonds, Series 1994, 6.700%, 5/01/21
              (Pre-refunded to 5/01/06) - AMBAC Insured

         440 Health and Educational Facilities Board of Johnson City,      7/09 at 100.00       AAA    442,394
              Tennessee, Hospital Revenue Refunding and Improvement
              Bonds, Series 1991, Johnson City Medical Center Hospital,
              6.750%, 7/01/16 (Pre-refunded to 7/01/09) - MBIA Insured

----
24

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

             Health and Educational Facilities Board of Johnson City,
             Tennessee, Hospital Revenue Refunding and Improvement
             Bonds, Series 1998C, Johnson City Medical Center Hospital:
    $  7,795  5.125%, 7/01/25 (Pre-refunded to 7/01/23) - MBIA Insured     7/23 at 100.00       AAA $8,638,731
       2,265  5.125%, 7/01/25 - MBIA Insured                               1/09 at 101.00       AAA  2,510,164
       8,930  5.250%, 7/01/28 - MBIA Insured                               1/09 at 101.00       AAA  9,977,310

      18,670 Health and Educational Facilities Board of the Metropolitan     No Opt. Call       Aaa  8,130,412
              Government of Nashville and Davidson County, Tennessee,
              Revenue Bonds, Series 1988, Volunteer Healthcare
              Subordinate Lien, 0.000%, 6/01/21

       1,090 Health and Educational Facilities Board of the Metropolitan  10/07 at 105.00    N/R***  1,427,311
              Government of Nashville and Davidson County, Tennessee,
              Revenue Bonds, Series 1992A, Mur-Ci Homes Inc. Project,
              9.000%, 10/01/22 (Pre-refunded to 10/01/07)

       3,000 Health and Educational Facilities Board of the Metropolitan  11/09 at 101.00       AAA  3,668,460
              Government of Nashville and Davidson County, Tennessee,
              Revenue Bonds, Ascension Health Credit Group, Series
              1999A, 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC
              Insured

       2,500 Public Building Authority of the City of Mt. Juliet,          2/04 at 110.00       AAA  2,861,325
              Tennessee, Revenue Bonds, Utility District Loan Program,
              Series B, Madison Suburban Utility District, 7.800%,
              2/01/19 (Pre-refunded to 2/01/04) - MBIA Insured

         250 Shelby County, Tennessee, General Obligation Refunding        4/05 at 101.00    AA+***    272,880
              Bonds, 1995 Series A, 5.625%, 4/01/14 (Pre-refunded to
              4/01/05)

             Wilson County, Tennessee, Series 1994, Certificates of
             Participation, Wilson County Educational Facilities
             Corporation:
       1,500  6.125%, 6/30/10 (Pre-refunded to 6/30/04)                    6/04 at 102.00     A2***  1,610,340
       1,500  6.250%, 6/30/15 (Pre-refunded to 6/30/04)                    6/04 at 102.00     A2***  1,612,350
--------------------------------------------------------------------------------------------------------------
             Utilities - 8.9%

       7,500 Clarksville, Tennessee, Water, Sewer and Gas Revenue          2/11 at 100.00       Aaa  7,931,325
              Refunding and Improvement Bonds, Series 2001, 5.000%,
              2/01/22 - FSA Insured

             Knoxville, Tennessee, Electric System Revenue Bonds, Series
             2001U:
       1,000  5.125%, 7/01/20                                              7/10 at 100.00        AA  1,086,460
       3,000  5.125%, 7/01/27                                              7/10 at 100.00        AA  3,150,630

       7,800 Metropolitan Government of Nashville and Davidson County,       No Opt. Call       AAA  5,954,676
              Tennessee, Electric System Revenue Bonds, Series 1996A,
              0.000%, 5/15/11 - MBIA Insured

       3,000 Metropolitan Government of Nashville and Davidson County,     5/08 at 102.00        AA  3,193,770
              Tennessee, Electric System Revenue Bonds, 1998 Series A,
              5.200%, 5/15/23

       9,000 Metropolitan Government of Nashville and Davidson County,     5/11 at 100.00        AA  9,531,810
              Tennessee, Electric System Revenue Bonds, Series 2001A,
              5.125%, 5/15/26
--------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.6%

       1,000 Dickson County Water Authority, Tennessee, Waterworks        12/12 at 100.00       Aaa  1,091,210
              System Revenue Bonds, Series 2002, 5.000%, 12/01/19 - FGIC
              Insured

             Hallsdale-Powell Utility District of Knox County,
             Tennessee, Water and Sewer Revenue Bonds, Series 2002A,
             Refunding and Improvement Bonds:
       4,320  5.000%, 4/01/24 - FGIC Insured                               4/12 at 101.00       AAA  4,597,690
       7,355  5.000%, 4/01/27 - FGIC Insured                               4/12 at 101.00       AAA  7,781,516

       3,000 Madison Suburban Utility District, Tennessee, Water Revenue   2/08 at 100.00       AAA  3,233,040
              Refunding Bonds, Series 1995, 5.000%, 2/01/19 - MBIA
              Insured

       3,000 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,  10/12 at 100.00       AA+  3,230,460
              Series 2002, 5.000%, 10/01/21

       1,000 Milcrofton Utility District of Williamson County,             2/06 at 102.00       N/R    908,890
              Tennessee, Waterworks Revenue Refunding Bonds, Series
              1996, Junior Lien, 6.000%, 2/01/24

       1,220 South Blount County Utility District, Tennessee, Waterworks  12/12 at 100.00       Aaa  1,350,735
              Revenue Bonds, Series 2002, 5.000%, 12/01/17 - FGIC Insured

       2,000 White House Utility District of Robertson and Sumner          1/11 at 100.00       Aaa  2,112,000
              Counties, Tennessee, Water and Sewer Revenue Bonds, Series
              2000 Refunding, 5.125%, 1/01/26 - FSA Insured

----
25

Portfolio of Investments
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  3,700 White House Utility District of Robertson and Sumner         1/12 at 100.00       Aaa $  3,872,013
              Counties, Tennessee, Water and Sewer Revenue Bonds, Series
              2002, 5.000%, 1/01/32 - FSA Insured

       1,500 Wilson County Water and Wastewater Authority, Tennessee,     3/08 at 102.00      Baa1    1,668,972
              Waterworks Revenue Refunding and Improvement Bonds, Series
              1993, 6.000%, 3/01/14
---------------------------------------------------------------------------------------------------------------
    $330,965 Total Long-Term Investments (cost $312,750,694) - 97.6%                                338,779,994
---------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.3%

       1,000 Puerto Rico Government Development Bank, Adjustable Rate                          A-1    1,000,000
              Refunding Demand Bonds, Series 1985 V, 1.050%, 12/01/15 -
              MBIA Insured+
---------------------------------------------------------------------------------------------------------------
    $  1,000 Total Short-Term Investments (cost $1,000,000)                                           1,000,000
---------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $313,750,694) - 97.9%                                          339,779,994

             -------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.1%                                                     7,278,714

             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $347,058,708

             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
         (IF) Inverse floating rate security.
          N/R Investment is not rated.
         (WI)  Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                See accompanying notes to financial statements.

----
26

Statement of Assets and Liabilities
May 31, 2003

                                                                     Georgia     Louisiana North Carolina      Tennessee
------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $154,759,320, $121,052,600,
 $207,392,116 and $313,750,694, respectively)                  $167,067,657  $133,185,258    $225,970,227  $339,779,994
Cash                                                                967,198     1,114,695       1,536,839     5,592,089
Receivables:
  Interest                                                        2,958,444     2,181,968       3,737,758     4,414,870
  Investments sold                                                  165,411       470,000       3,708,453     4,105,500
  Shares sold                                                       144,355       450,076         678,780     1,038,436
Other assets                                                             63           122             144        13,778
------------------------------------------------------------------------------------------------------------------------
    Total assets                                                171,303,128   137,402,119     235,632,201   354,944,667
------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables:
  Investments purchased                                                  --            --       4,241,194     5,756,638
  Shares redeemed                                                   379,497        64,837         364,473       487,769
Accrued expenses:
  Management fees                                                    78,692        62,983         105,354       157,536
  12b-1 distribution and service fees                                54,391        46,229          66,203        92,406
  Other                                                              59,980        44,841          68,930       108,083
Dividends payable                                                   577,657       463,783         775,101     1,283,527
------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                             1,150,217       682,673       5,621,255     7,885,959
------------------------------------------------------------------------------------------------------------------------
Net assets                                                     $170,152,911  $136,719,446    $230,010,946  $347,058,708
------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                     $118,306,749  $ 94,544,859    $175,654,470  $280,170,764
Shares outstanding                                               10,434,496     8,039,227      16,173,785    23,932,815
Net asset value per share                                      $      11.34  $      11.76    $      10.86  $      11.71
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)              $      11.84  $      12.28    $      11.34  $      12.22
------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                     $ 20,424,903  $ 23,168,663    $ 25,027,241  $ 22,842,502
Shares outstanding                                                1,798,059     1,971,014       2,300,898     1,948,825
Net asset value and offering price per share                   $      11.36  $      11.75    $      10.88  $      11.72
------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                     $ 28,367,150  $ 18,868,295    $ 26,875,995  $ 42,824,906
Shares outstanding                                                2,508,690     1,606,973       2,476,502     3,656,442
Net asset value and offering price per share                   $      11.31  $      11.74    $      10.85  $      11.71
------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                     $  3,054,109  $    137,629    $  2,453,240  $  1,220,536
Shares outstanding                                                  270,083        11,648         225,591       104,245
Net asset value and offering price per share                   $      11.31  $      11.82    $      10.87  $      11.71
------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-------------------------------------------------------------------------------------------------
Capital paid-in                                                $158,069,510  $126,654,146    $212,032,517  $320,917,092
Undistributed (Over-distribution of) net investment income         (207,477)      (62,220)       (112,065)      (12,516)
Accumulated net realized gain (loss) from investments               (17,459)   (2,005,138)       (487,617)      124,832
Net unrealized appreciation on investments                       12,308,337    12,132,658      18,578,111    26,029,300
------------------------------------------------------------------------------------------------------------------------
Net assets                                                     $170,152,911  $136,719,446    $230,010,946  $347,058,708
------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
27

Statement of Operations
Year Ended May 31, 2003

                                                                         Georgia    Louisiana North Carolina     Tennessee
--------------------------------------------------------------------------------------------------------------------------
Investment Income                                                   $ 8,790,794  $ 7,288,035     $11,561,387  $18,145,714
--------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                         904,911      739,884       1,202,607    1,767,481
12b-1 service fees - Class A                                            234,504      183,425         341,256      541,784
12b-1 distribution and service fees - Class B                           177,760      217,372         218,339      201,517
12b-1 distribution and service fees - Class C                           199,308      150,191         188,989      260,108
Shareholders' servicing agent fees and expenses                          89,597       67,337         125,286      170,570
Custodian's fees and expenses                                            82,242       50,829          79,312       92,940
Trustees' fees and expenses                                               3,426        2,871           3,945        5,752
Professional fees                                                        13,060       11,118          14,860       19,855
Shareholders' reports - printing and mailing expenses                    22,105       15,388          24,514       34,040
Federal and state registration fees                                       3,787        3,000           6,309        6,743
Other expenses                                                            6,935        6,446           8,372       10,628
--------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                            1,737,635    1,447,861       2,213,789    3,111,418
  Custodian fee credit                                                  (19,059)      (8,256)        (23,361)     (21,487)
--------------------------------------------------------------------------------------------------------------------------
Net expenses                                                          1,718,576    1,439,605       2,190,428    3,089,931
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 7,072,218    5,848,430       9,370,959   15,055,783
--------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investments                                      999,239      410,113       1,929,149    1,198,307
Net change in unrealized appreciation (depreciation) of investments   8,430,972    6,813,616      11,030,160   18,025,159
--------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             9,430,211    7,223,729      12,959,309   19,223,466
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $16,502,429  $13,072,159     $22,330,268  $34,279,249
--------------------------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
31

Statement of Changes in Net Assets

                                                                                Georgia                    Louisiana
                                                                      --------------------------  --------------------------
                                                                         Year Ended    Year Ended    Year Ended    Year Ended
                                                                            5/31/03       5/31/02       5/31/03       5/31/02
-----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  7,072,218  $  7,008,310  $  5,848,430  $  6,104,853
Net realized gain from investments                                         999,239     1,590,967       410,113       151,269
Net change in unrealized appreciation (depreciation) of investments      8,430,972      (578,688)    6,813,616       827,509
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              16,502,429     8,020,589    13,072,159     7,083,631
-----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                               (5,278,697)   (5,356,996)   (4,250,316)   (4,263,480)
  Class B                                                                 (694,331)     (680,409)     (888,811)     (900,959)
  Class C                                                               (1,049,313)     (953,544)     (828,837)     (934,822)
  Class R                                                                 (135,883)      (77,897)       (5,874)       (8,610)
From accumulated net realized gains from investments:
  Class A                                                                 (368,733)           --            --            --
  Class B                                                                  (60,354)           --            --            --
  Class C                                                                  (84,324)           --            --            --
  Class R                                                                   (9,289)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (7,680,924)   (7,068,846)   (5,973,838)   (6,107,871)
-----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                        27,032,456    26,397,679    15,464,019    24,828,923
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                        3,032,982     2,779,725     2,158,303     2,167,122
-----------------------------------------------------------------------------------------------------------------------------
                                                                        30,065,438    29,177,404    17,622,322    26,996,045
Cost of shares redeemed                                                (26,933,274)  (15,544,046)  (20,421,384)  (21,272,033)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       3,132,164    13,633,358    (2,799,062)    5,724,012
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                              11,953,669    14,585,101     4,299,259     6,699,772
Net assets at the beginning of year                                    158,199,242   143,614,141   132,420,187   125,720,415
-----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $170,152,911  $158,199,242  $136,719,446  $132,420,187
-----------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $   (207,477) $   (122,886) $    (62,220) $     70,689
-----------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
29

                                                                            North Carolina                 Tennessee
                                                                      --------------------------  --------------------------
                                                                         Year Ended    Year Ended    Year Ended    Year Ended
                                                                            5/31/03       5/31/02       5/31/03       5/31/02
-----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  9,370,959  $  9,321,163  $ 15,055,783  $ 15,082,790
Net realized gain from investments                                       1,929,149       246,683     1,198,307        66,559
Net change in unrealized appreciation (depreciation) of investments     11,030,160     1,638,244    18,025,159     3,271,037
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              22,330,268    11,206,090    34,279,249    18,420,386
-----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                               (7,539,046)   (7,743,869)  (12,950,777)  (13,142,599)
  Class B                                                                 (842,954)     (778,483)     (851,669)     (720,927)
  Class C                                                                 (968,651)     (852,371)   (1,447,900)   (1,145,900)
  Class R                                                                  (92,155)      (82,457)      (45,819)      (34,046)
From accumulated net realized gains from investments:
  Class A                                                                       --            --      (151,984)           --
  Class B                                                                       --            --       (11,994)           --
  Class C                                                                       --            --       (19,183)           --
  Class R                                                                       --            --          (522)           --
-----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (9,442,806)   (9,457,180)  (15,479,848)  (15,043,472)
-----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                        31,206,426    25,897,981    45,347,059    39,898,074
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                        4,516,770     4,634,384     6,419,619     6,506,471
-----------------------------------------------------------------------------------------------------------------------------
                                                                        35,723,196    30,532,365    51,766,678    46,404,545
Cost of shares redeemed                                                (26,194,314)  (21,785,633)  (39,692,385)  (22,795,155)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       9,528,882     8,746,732    12,074,293    23,609,390
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                              22,416,344    10,495,642    30,873,694    26,986,304
Net assets at the beginning of year                                    207,594,602   197,098,960   316,185,014   289,198,710
-----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $230,010,946  $207,594,602  $347,058,708  $316,185,014
-----------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $   (112,065) $    (77,131) $    (12,516) $    260,009
-----------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
30

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Georgia Municipal Bond Fund ("Georgia"), Nuveen Louisiana Municipal Bond Fund ("Louisiana"), Nuveen North Carolina Municipal Bond Fund ("North Carolina"), and Nuveen Tennessee Municipal Bond Fund ("Tennessee") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2003, North Carolina and Tennessee had outstanding when-issued purchase commitments of $4,241,194 and $5,756,638, respectively. There were no such outstanding purchase commitments in either of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2003, have been designated Exempt Interest Dividends.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
31

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2003, Tennessee invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Georgia, Louisiana and North Carolina did not invest in any such securities during the fiscal year ended May 31, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Georgia
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,592,528  $ 17,470,791   1,271,471  $ 13,773,332
  Class B                                               401,594     4,424,211     380,928     4,136,733
  Class C                                               463,944     5,090,519     631,807     6,812,804
  Class R                                                 4,341        46,935     154,627     1,674,810
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               202,410     2,219,430     199,058     2,151,528
  Class B                                                26,673       293,023      23,826       257,963
  Class C                                                37,514       410,427      30,792       332,289
  Class R                                                10,071       110,102       3,535        37,945
--------------------------------------------------------------------------------------------------------
                                                      2,739,075    30,065,438   2,696,044    29,177,404
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,883,394)  (20,657,864) (1,042,292)  (11,217,820)
  Class B                                              (241,404)   (2,649,896)   (235,421)   (2,550,386)
  Class C                                              (325,106)   (3,575,126)   (162,413)   (1,741,145)
  Class R                                                (4,548)      (50,388)     (3,217)      (34,695)
--------------------------------------------------------------------------------------------------------
                                                     (2,454,452)  (26,933,274) (1,443,343)  (15,544,046)
--------------------------------------------------------------------------------------------------------
Net increase                                            284,623  $  3,132,164   1,252,701  $ 13,633,358
--------------------------------------------------------------------------------------------------------


----
32

                                                                          Louisiana
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               833,869  $  9,524,051   1,044,929  $ 11,785,525
  Class B                                               245,160     2,801,986     320,648     3,591,343
  Class C                                               268,859     3,068,980     841,360     9,449,446
  Class R                                                 6,092        69,002         231         2,609
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               135,521     1,542,619     139,870     1,566,350
  Class B                                                25,485       290,003      26,343       295,140
  Class C                                                28,170       320,054      26,547       297,053
  Class R                                                   492         5,627         769         8,579
--------------------------------------------------------------------------------------------------------
                                                      1,543,648    17,622,322   2,400,697    26,996,045
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (953,192)  (10,857,312)   (797,477)   (8,988,688)
  Class B                                              (275,082)   (3,134,953)   (249,542)   (2,786,030)
  Class C                                              (568,276)   (6,420,869)   (790,499)   (8,886,092)
  Class R                                                  (717)       (8,250)    (54,561)     (611,223)
--------------------------------------------------------------------------------------------------------
                                                     (1,797,267)  (20,421,384) (1,892,079)  (21,272,033)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (253,619) $ (2,799,062)    508,618  $  5,724,012
--------------------------------------------------------------------------------------------------------

                                                                       North Carolina
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,656,085  $ 17,388,163   1,260,877  $ 12,895,949
  Class B                                               415,265     4,381,784     571,327     5,879,721
  Class C                                               835,091     8,782,391     662,254     6,788,470
  Class R                                                61,849       654,088      32,615       333,841
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               340,681     3,578,455     360,567     3,704,459
  Class B                                                38,028       400,000      36,522       375,785
  Class C                                                45,013       472,277      48,106       493,684
  Class R                                                 6,278        66,038       5,879        60,456
--------------------------------------------------------------------------------------------------------
                                                      3,398,290    35,723,196   2,978,147    30,532,365
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,679,430)  (17,715,940) (1,584,312)  (16,186,519)
  Class B                                              (238,737)   (2,507,155)   (157,128)   (1,614,830)
  Class C                                              (560,931)   (5,890,649)   (351,981)   (3,607,519)
  Class R                                                (7,481)      (80,570)    (36,732)     (376,765)
--------------------------------------------------------------------------------------------------------
                                                     (2,486,579)  (26,194,314) (2,130,153)  (21,785,633)
--------------------------------------------------------------------------------------------------------
Net increase                                            911,711  $  9,528,882     847,994  $  8,746,732
--------------------------------------------------------------------------------------------------------


----
33

                                                                          Tennessee
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,333,590  $ 26,450,976   2,411,681  $ 26,606,207
  Class B                                               336,340     3,822,137     537,455     5,964,881
  Class C                                             1,285,226    14,647,808     658,184     7,274,027
  Class R                                                37,511       426,138       4,842        52,959
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               485,698     5,498,064     519,899     5,755,709
  Class B                                                36,778       417,013      31,507       349,126
  Class C                                                42,618       482,942      34,462       381,714
  Class R                                                 1,907        21,600       1,800        19,922
--------------------------------------------------------------------------------------------------------
                                                      4,559,668    51,766,678   4,199,830    46,404,545
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (3,073,082)  (34,796,182) (1,665,209)  (18,383,400)
  Class B                                              (169,186)   (1,927,842)   (182,015)   (2,013,002)
  Class C                                              (261,103)   (2,968,240)   (216,639)   (2,398,753)
  Class R                                                   (11)         (121)         --            --
--------------------------------------------------------------------------------------------------------
                                                     (3,503,382)  (39,692,385) (2,063,863)  (22,795,155)
--------------------------------------------------------------------------------------------------------
Net increase                                          1,056,286  $ 12,074,293   2,135,967  $ 23,609,390
--------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2003, were as follows:

                             Georgia   Louisiana North Carolina   Tennessee
    -----------------------------------------------------------------------
    Purchases            $25,023,968 $15,073,912    $43,869,679 $49,084,899
    Sales and maturities  24,783,415  20,308,353     35,647,740  41,683,733
    -----------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2003, the cost of investments were as follows:

                         Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------
Cost of investments $154,757,314 $120,994,723   $207,262,437 $313,638,784
-------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2003, were as follows:

                                                Georgia    Louisiana North Carolina     Tennessee
-------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $13,930,725  $12,801,787     $19,038,191  $26,635,845
  Depreciation                              (1,620,382)    (611,252)       (330,401)    (494,635)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments $12,310,343  $12,190,535     $18,707,790  $26,141,210
-------------------------------------------------------------------------------------------------


----
34

The tax components of undistributed net investment income and net realized gains at May 31, 2003, were as follows:

                                           Georgia Louisiana North Carolina  Tennessee
--------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $368,234  $343,659       $537,547 $1,137,313
Undistributed net ordinary income*           1,064        26          1,501        528
Undistributed net long-term capital gains       --        --             --    124,834
--------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and May 31, 2002, was designated for purposes of the dividends paid deduction as follows:

2003                                              Georgia  Louisiana North Carolina   Tennessee
-----------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $7,183,822 $6,022,443     $9,418,131 $15,296,262
Distributions from net ordinary income*           246,475         --         36,071          --
Distributions from net long-term capital gains    276,225         --             --     183,683
-----------------------------------------------------------------------------------------------

2002                                              Georgia  Louisiana North Carolina   Tennessee
-----------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $7,031,141 $6,086,626     $9,444,537 $14,957,871
Distributions from net ordinary income*                --         --             --          --
Distributions from net long-term capital gains         --         --             --          --
-----------------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                     Louisiana North Carolina
                   ------------------------------------------
                   Expiration year:
                     2008           $  701,202       $     --
                     2009            1,235,446        427,470
                     2010               68,490         60,147
                   ------------------------------------------
                   Total            $2,005,138       $487,617
                   ------------------------------------------

Georgia has elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. Georgia has $18,525 of post-October losses that are treated as having arisen in the following fiscal year.

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.


----
35

During the fiscal year ended May 31, 2003, Nuveen Investments, LLC (the "Distributor") (formerly, Nuveen Investments), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                        Georgia Louisiana North Carolina Tennessee
----------------------------------------------------------------------------------
Sales charges collected (unaudited)    $346,569  $157,591       $200,738  $647,334
Paid to authorized dealers (unaudited)  346,569   152,663        200,738   595,792
----------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                   Georgia Louisiana North Carolina Tennessee
  ---------------------------------------------------------------------------
  Commission advances (unaudited) $271,731  $158,223       $296,560  $356,423
  ---------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2003, the Distributor retained such 12b-1 fees as follows:

                                   Georgia Louisiana North Carolina Tennessee
  ---------------------------------------------------------------------------
  12b-1 fees retained (unaudited) $192,306  $214,910       $238,899  $238,532
  ---------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2003, as follows:

                                Georgia Louisiana North Carolina Tennessee
      --------------------------------------------------------------------
      CDSC retained (unaudited) $93,549   $82,365        $78,586   $40,173
      --------------------------------------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2003, to shareholders of record on June 9, 2003, as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         Dividend per share:
           Class A            $.0400    $.0420         $.0380    $.0445
           Class B             .0330     .0350          .0315     .0375
           Class C             .0350     .0370          .0330     .0390
           Class R             .0415     .0440          .0395     .0465
         --------------------------------------------------------------




----
36

Financial Highlights

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


GEORGIA


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003                                      $10.74      $.49      $ .64  $1.13    $(.49)   $(.04) $(.53) $11.34     10.78%
 2002                                       10.66       .52        .08    .60     (.52)      --   (.52)  10.74      5.71
 2001                                       10.01       .53        .64   1.17     (.52)      --   (.52)  10.66     11.90
 2000                                       11.02       .52       (.96)  (.44)    (.53)    (.04)  (.57)  10.01     (4.05)
 1999                                       11.19       .54       (.17)   .37     (.54)      --   (.54)  11.02      3.34
Class B (2/97)
 2003                                       10.76       .41        .64   1.05     (.41)    (.04)  (.45)  11.36      9.92
 2002                                       10.67       .44        .09    .53     (.44)      --   (.44)  10.76      4.91
 2001                                       10.02       .45        .65   1.10     (.45)      --   (.45)  10.67     11.17
 2000                                       11.03       .44       (.96)  (.52)    (.45)    (.04)  (.49)  10.02     (4.79)
 1999                                       11.20       .46       (.17)   .29     (.46)      --   (.46)  11.03      2.57
Class C (1/94)
 2003                                       10.73       .43        .62   1.05     (.43)    (.04)  (.47)  11.31     10.00
 2002                                       10.64       .46        .09    .55     (.46)      --   (.46)  10.73      5.24
 2001                                        9.99       .47        .64   1.11     (.46)      --   (.46)  10.64     11.29
 2000                                       11.00       .46       (.96)  (.50)    (.47)    (.04)  (.51)   9.99     (4.61)
 1999                                       11.17       .48       (.17)   .31     (.48)      --   (.48)  11.00      2.80
Class R (2/97)
 2003                                       10.71       .51        .64   1.15     (.51)    (.04)  (.55)  11.31     10.99
 2002                                       10.63       .52        .10    .62     (.54)      --   (.54)  10.71      5.91
 2001                                        9.98       .55        .64   1.19     (.54)      --   (.54)  10.63     12.13
 2000                                       10.99       .53       (.96)  (.43)    (.54)    (.04)  (.58)   9.98     (3.89)
 1999                                       11.15       .56       (.15)   .41     (.57)      --   (.57)  10.99      3.67
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
GEORGIA                                          -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003                                   $118,307      .88%    4.43%      .88%    4.43%      .87%    4.44%        15%
 2002                                    113,054      .91     4.77       .91     4.77       .89     4.79         41
 2001                                    107,606      .94     5.04       .94     5.04       .94     5.04         14
 2000                                    104,434     1.06     4.99      1.06     4.99      1.05     4.99         15
 1999                                    128,138      .88     4.68       .74     4.82       .74     4.83         32
Class B (2/97)
 2003                                     20,425     1.63     3.68      1.63     3.68      1.62     3.70         15
 2002                                     17,341     1.66     4.02      1.66     4.02      1.64     4.03         41
 2001                                     15,392     1.70     4.28      1.70     4.28      1.69     4.28         14
 2000                                     12,470     1.83     4.23      1.82     4.24      1.82     4.24         15
 1999                                     11,991     1.63     3.95      1.51     4.08      1.50     4.08         32
Class C (1/94)
 2003                                     28,367     1.43     3.88      1.43     3.88      1.42     3.89         15
 2002                                     25,016     1.46     4.22      1.46     4.22      1.45     4.23         41
 2001                                     19,497     1.49     4.49      1.49     4.49      1.49     4.49         14
 2000                                     19,532     1.61     4.44      1.60     4.44      1.60     4.44         15
 1999                                     24,358     1.43     4.14      1.30     4.27      1.29     4.28         32
Class R (2/97)
 2003                                      3,054      .68     4.63       .68     4.63       .67     4.65         15
 2002                                      2,788      .72     4.92       .72     4.92       .71     4.93         41
 2001                                      1,119      .76     5.22       .76     5.22       .75     5.22         14
 2000                                        405      .88     5.19       .88     5.19       .87     5.20         15
 1999                                        364      .68     4.89       .55     5.03       .54     5.03         32
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
37

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


LOUISIANA


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (9/89)
 2003                                      $11.15      $.52     $  .62  $1.14    $(.53)   $  --  $(.53) $11.76     10.45%
 2002                                       11.06       .54        .09    .63     (.54)      --   (.54)  11.15      5.78
 2001                                       10.27       .55        .78   1.33     (.54)      --   (.54)  11.06     13.20
 2000                                       11.38       .55      (1.11)  (.56)    (.55)      --   (.55)  10.27     (4.82)
 1999                                       11.55       .57       (.13)   .44     (.57)    (.04)  (.61)  11.38      3.73
Class B (2/97)
 2003                                       11.14       .43        .62   1.05     (.44)      --   (.44)  11.75      9.74
 2002                                       11.05       .46        .09    .55     (.46)      --   (.46)  11.14      5.00
 2001                                       10.27       .47        .78   1.25     (.47)      --   (.47)  11.05     12.29
 2000                                       11.37       .47      (1.10)  (.63)    (.47)      --   (.47)  10.27     (5.55)
 1999                                       11.55       .48       (.14)   .34     (.48)    (.04)  (.52)  11.37      2.98
Class C (2/94)
 2003                                       11.13       .46        .62   1.08     (.47)      --   (.47)  11.74      9.89
 2002                                       11.04       .48        .09    .57     (.48)      --   (.48)  11.13      5.22
 2001                                       10.26       .49        .77   1.26     (.48)      --   (.48)  11.04     12.49
 2000                                       11.36       .49      (1.10)  (.61)    (.49)      --   (.49)  10.26     (5.36)
 1999                                       11.54       .50       (.13)   .37     (.51)    (.04)  (.55)  11.36      3.20
Class R (2/97)
 2003                                       11.16       .54        .67   1.21     (.55)      --   (.55)  11.82     11.12
 2002                                       11.06       .57        .09    .66     (.56)      --   (.56)  11.16      6.09
 2001                                       10.27       .57        .79   1.36     (.57)      --   (.57)  11.06     13.42
 2000                                       11.38       .57      (1.11)  (.54)    (.57)      --   (.57)  10.27     (4.73)
 1999                                       11.55       .59       (.13)   .46     (.59)    (.04)  (.63)  11.38      4.03
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                        --------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(c)   Reimbursement(d)
LOUISIANA                                       -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                        (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (9/89)
 2003                                   $94,545      .87%    4.54%      .87%    4.54%      .86%    4.55%        11%
 2002                                    89,435      .87     4.82       .87     4.82       .86     4.83         13
 2001                                    84,424      .88     5.07       .88     5.07       .87     5.08         18
 2000                                    77,603     1.00     5.13       .98     5.14       .97     5.15         29
 1999                                    99,176      .88     4.76       .75     4.89       .75     4.89         11
Class B (2/97)
 2003                                    23,169     1.62     3.79      1.62     3.79      1.61     3.80         11
 2002                                    22,011     1.62     4.07      1.62     4.07      1.61     4.08         13
 2001                                    20,753     1.63     4.32      1.63     4.32      1.62     4.33         18
 2000                                    17,194     1.75     4.39      1.74     4.40      1.73     4.41         29
 1999                                    18,870     1.63     4.01      1.50     4.15      1.49     4.15         11
Class C (2/94)
 2003                                    18,868     1.42     3.99      1.42     3.99      1.41     4.00         11
 2002                                    20,909     1.42     4.27      1.42     4.27      1.41     4.28         13
 2001                                    19,887     1.43     4.52      1.43     4.52      1.42     4.53         18
 2000                                    19,074     1.55     4.59      1.54     4.60      1.53     4.61         29
 1999                                    21,352     1.43     4.21      1.30     4.34      1.29     4.34         11
Class R (2/97)
 2003                                       138      .67     4.73       .67     4.73       .66     4.74         11
 2002                                        65      .68     5.07       .68     5.07       .67     5.08         13
 2001                                       656      .69     5.28       .69     5.28       .68     5.29         18
 2000                                       953      .75     5.31       .73     5.33       .72     5.34         29
 1999                                     2,451      .68     4.97       .55     5.10       .55     5.10         11
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
38

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


NORTH CAROLINA


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003                                      $10.24      $.46      $ .62  $1.08    $(.46)   $  --  $(.46) $10.86     10.82%
 2002                                       10.15       .48        .10    .58     (.49)      --   (.49)  10.24      5.81
 2001                                        9.49       .50        .66   1.16     (.50)      --   (.50)  10.15     12.41
 2000                                       10.38       .49       (.89)  (.40)    (.49)      --   (.49)   9.49     (3.81)
 1999                                       10.62       .51       (.15)   .36     (.51)    (.09)  (.60)  10.38      3.43
Class B (2/97)
 2003                                       10.26       .38        .63   1.01     (.39)      --   (.39)  10.88      9.99
 2002                                       10.16       .41        .10    .51     (.41)      --   (.41)  10.26      5.11
 2001                                        9.51       .42        .66   1.08     (.43)      --   (.43)  10.16     11.46
 2000                                       10.39       .42       (.88)  (.46)    (.42)      --   (.42)   9.51     (4.44)
 1999                                       10.62       .44       (.15)   .29     (.43)    (.09)  (.52)  10.39      2.73
Class C (10/93)
 2003                                       10.23       .40        .62   1.02     (.40)      --   (.40)  10.85     10.21
 2002                                       10.14       .43        .09    .52     (.43)      --   (.43)  10.23      5.20
 2001                                        9.48       .44        .66   1.10     (.44)      --   (.44)  10.14     11.80
 2000                                       10.36       .44       (.88)  (.44)    (.44)      --   (.44)   9.48     (4.28)
 1999                                       10.60       .46       (.16)   .30     (.45)    (.09)  (.54)  10.36      2.85
Class R (2/97)
 2003                                       10.25       .48        .62   1.10     (.48)      --   (.48)  10.87     11.00
 2002                                       10.16       .50        .10    .60     (.51)      --   (.51)  10.25      5.99
 2001                                        9.50       .52        .66   1.18     (.52)      --   (.52)  10.16     12.60
 2000                                       10.38       .51       (.88)  (.37)    (.51)      --   (.51)   9.50     (3.53)
 1999                                       10.62       .53       (.15)   .38     (.53)    (.09)  (.62)  10.38      3.61
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
NORTH CAROLINA                                   -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003                                   $175,654      .86%    4.37%      .86%    4.37%      .85%    4.38%        17%
 2002                                    162,422      .90     4.71       .90     4.71       .90     4.71         15
 2001                                    160,578      .95     4.96       .95     4.96       .94     4.97         12
 2000                                    153,091     1.00     5.06      1.00     5.06       .99     5.07         23
 1999                                    183,370      .87     4.66       .74     4.79       .74     4.80         11
Class B (2/97)
 2003                                     25,027     1.61     3.62      1.61     3.62      1.60     3.63         17
 2002                                     21,404     1.66     3.96      1.66     3.96      1.65     3.96         15
 2001                                     16,626     1.70     4.20      1.70     4.20      1.69     4.21         12
 2000                                     11,541     1.76     4.31      1.76     4.31      1.75     4.32         23
 1999                                     10,609     1.63     3.92      1.44     4.11      1.44     4.11         11
Class C (10/93)
 2003                                     26,876     1.41     3.82      1.41     3.82      1.40     3.83         17
 2002                                     22,077     1.46     4.16      1.46     4.16      1.45     4.16         15
 2001                                     18,238     1.50     4.41      1.50     4.41      1.49     4.42         12
 2000                                     16,023     1.55     4.51      1.55     4.51      1.54     4.52         23
 1999                                     17,507     1.43     4.12      1.24     4.31      1.24     4.31         11
Class R (2/97)
 2003                                      2,453      .66     4.57       .66     4.57       .65     4.58         17
 2002                                      1,691      .70     4.90       .70     4.90       .70     4.91         15
 2001                                      1,658      .75     5.16       .75     5.16       .74     5.17         12
 2000                                      1,338      .81     5.26       .81     5.26       .80     5.27         23
 1999                                      1,312      .67     4.86       .53     5.01       .53     5.01         11
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
39

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                 Investment Operations        Less Distributions
                                              ---------------------------  -----------------------


TENNESSEE


                                                               Net
                                                         Realized/
                                                        Unrealized
                                    Beginning       Net    Invest-             Net                   Ending
                                          Net   Invest-       ment         Invest-                      Net
                                        Asset      ment       Gain            ment  Capital           Asset     Total
Year Ended May 31,                      Value Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)
-----------------------------------------------------------------------------------------------------------------------
Class A (11/87)
 2003                                  $11.06      $.53      $ .67  $1.20    $(.54)   $(.01) $(.55) $11.71      11.09%
 2002                                   10.93       .55        .13    .68     (.55)      --   (.55)  11.06       6.35
 2001                                   10.34       .56        .58   1.14     (.55)      --   (.55)  10.93      11.18
 2000                                   11.30       .54       (.95)  (.41)    (.55)      --   (.55)  10.34      (3.65)
 1999                                   11.46       .55       (.15)   .40     (.56)      --   (.56)  11.30       3.47
Class B (2/97)
 2003                                   11.07       .45        .67   1.12     (.46)    (.01)  (.47)  11.72      10.27
 2002                                   10.94       .47        .13    .60     (.47)      --   (.47)  11.07       5.54
 2001                                   10.35       .48        .58   1.06     (.47)      --   (.47)  10.94      10.36
 2000                                   11.30       .46       (.94)  (.48)    (.47)      --   (.47)  10.35      (4.29)
 1999                                   11.46       .47       (.16)   .31     (.47)      --   (.47)  11.30       2.72
Class C (10/93)
 2003                                   11.06       .47        .67   1.14     (.48)    (.01)  (.49)  11.71      10.47
 2002                                   10.94       .49        .12    .61     (.49)      --   (.49)  11.06       5.68
 2001                                   10.34       .50        .59   1.09     (.49)      --   (.49)  10.94      10.67
 2000                                   11.30       .48       (.95)  (.47)    (.49)      --   (.49)  10.34      (4.21)
 1999                                   11.45       .49       (.15)   .34     (.49)      --   (.49)  11.30       2.97
Class R (2/97)
 2003                                   11.06       .55        .67   1.22     (.56)    (.01)  (.57)  11.71      11.27
 2002                                   10.93       .57        .13    .70     (.57)      --   (.57)  11.06       6.52
 2001                                   10.33       .58        .59   1.17     (.57)      --   (.57)  10.93      11.48
 2000                                   11.28       .56       (.94)  (.38)    (.57)      --   (.57)  10.33      (3.40)
 1999                                   11.44       .57       (.15)   .42     (.58)      --   (.58)  11.28       3.68
-----------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                              Ratios/Supplemental Data
                                    ---------------------------------------------------------------------------
                                               Before Credit/         After          After Credit/
                                               Reimbursement     Reimbursement(c)   Reimbursement(d)
TENNESSEE                                    -----------------  -----------------  -----------------
                                                         Ratio              Ratio              Ratio
                                                        of Net             of Net             of Net
                                                       Invest-            Invest-            Invest-
                                             Ratio of     ment  Ratio of     ment  Ratio of     ment
                                             Expenses   Income  Expenses   Income  Expenses   Income
                                      Ending       to       to        to       to        to       to
                                         Net  Average  Average   Average  Average   Average  Average  Portfolio
                                      Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                     (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
----------------------------------------------------------------------------------------------------------------
Class A (11/87)
 2003                               $280,171      .84%    4.69%      .84%    4.69%      .84%    4.70%        13%
 2002                                267,498      .85     4.99       .85     4.99       .84     5.00         20
 2001                                250,583      .88     5.17       .88     5.17       .85     5.19         12
 2000                                248,148      .99     5.08       .99     5.08       .98     5.10         15
 1999                                285,935      .84     4.81       .84     4.81       .84     4.81         16
Class B (2/97)
 2003                                 22,843     1.59     3.94      1.59     3.94      1.59     3.95         13
 2002                                 19,320     1.60     4.23      1.60     4.23      1.59     4.24         20
 2001                                 14,861     1.63     4.41      1.63     4.41      1.60     4.44         12
 2000                                 12,527     1.75     4.33      1.75     4.33      1.73     4.35         15
 1999                                 12,410     1.59     4.07      1.59     4.08      1.59     4.08         16
Class C (10/93)
 2003                                 42,825     1.39     4.13      1.39     4.13      1.39     4.14         13
 2002                                 28,650     1.40     4.43      1.40     4.43      1.39     4.44         20
 2001                                 23,118     1.43     4.61      1.43     4.61      1.40     4.64         12
 2000                                 23,327     1.54     4.53      1.54     4.53      1.52     4.55         15
 1999                                 28,134     1.39     4.27      1.39     4.27      1.39     4.27         16
Class R (2/97)
 2003                                  1,221      .64     4.88       .64     4.88       .64     4.88         13
 2002                                    717      .65     5.18       .65     5.18       .64     5.20         20
 2001                                    636      .68     5.36       .68     5.36       .65     5.39         12
 2000                                    547      .81     5.29       .81     5.29       .79     5.31         15
 1999                                    529      .64     5.01       .64     5.01       .64     5.01         16
----------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
40

Report of Independent Auditors


To the Board of Trustees and Shareholders of Nuveen Multistate Trust III:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund (constituting the Nuveen Multistate Trust III, hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those statements in their report dated July 11, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 24, 2003


----
41

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                         Number of
                                                                                                       Portfolios in
Name,                       Position(s)      Year First  Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or  Including other Directorships                  Overseen by
and Address                 the Fund        Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


--------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994     Chairman and Director (since 1996) of Nuveen       140
3/28/49                     Board and                    Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                      LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                        (since 1996) of Nuveen Advisory Corp. and
                                                         Nuveen Institutional Advisory Corp.;
                                                         Chairman and Director (since 1997) of Nuveen
                                                         Asset Management, Inc.; Director (since
                                                         1996) of Institutional Capital Corporation;
                                                         Chairman and Director (since 1999) of
                                                         Rittenhouse Asset Management, Inc.; Chairman
                                                         of Nuveen Investments Advisers Inc. (since
                                                         2002).

Trustees who are not interested persons of the Funds:


--------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997     Private Investor and Management Consultant.        122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993     Retired (August 1989) as Senior Vice               122
7/29/34                                                  President of The Northern Trust Company;
333 W. Wacker Drive                                      Director of the United Way of Highland
Chicago, IL 60606                                        Park-Highwood (since 2002).


--------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee             1994     Retired, formerly, Executive Director (since       122
1/26/33                                                  1998) of Manitoga/The Russel Wright Design
333 W. Wacker Drive                                      Center; prior thereto, President and Chief
Chicago, IL 60606                                        Executive Officer of Blanton-Peale Institute
                                                         (since 1990); prior thereto, Vice President,
                                                         Metropolitan Life Insurance Co.


--------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee             1991     Adjunct Professor of Business and Economics,       122
4/3/33                                                   University of Dubuque, Iowa; formerly
333 W. Wacker Drive                                      (1991-2000) Adjunct Professor, Lake Forest
Chicago, IL 60606                                        Graduate School of Management, Lake Forest,
                                                         Illinois; prior thereto, Executive Director,
                                                         Towers Perrin Australia, a management
                                                         consulting firm; Chartered Financial
                                                         Analyst; Certified Management Consultant;
                                                         Director, Executive Service Corps of
                                                         Chicago, a not-for-profit organization.


--------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee             1997     Senior Partner and Chief Operating Officer,        122
9/24/44                                                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                      Miller-Valentine Realty, a development and
Chicago, IL 60606                                        contract company; Chair, Miami Valley
                                                         Hospital; Chair, Miami Valley Economic
                                                         Development Coalition; formerly, Member,
                                                         Community Advisory Board, National City
                                                         Bank, Dayton, Ohio and Business Advisory
                                                         Council, Cleveland Federal Reserve Bank.


--------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee             1997     Executive Director, Gaylord and Dorothy            122
12/29/47                                                 Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                      thereto, Executive Director, Great Lakes
Chicago, IL 60606                                        Protection Fund (from 1990 to 1994).

----
42

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman  Chief                  1988     Managing Director (since 2002), Assistant          140
9/9/56                Administrative                  Secretary and Associate General Counsel,
333 W. Wacker Drive   Officer                         formerly, Vice President and Assistant
Chicago, IL 60606                                     General Counsel of Nuveen Investments, LLC;
                                                      Managing Director (since 2002), General
                                                      Counsel and Assistant Secretary, formerly,
                                                      Vice President of Nuveen Advisory Corp. and
                                                      Nuveen Institutional Advisory Corp.;
                                                      Managing Director (since 2002), Assistant
                                                      Secretary and Associate General Counsel,
                                                      formerly, Vice President (since 2000), of
                                                      Nuveen Asset Management, Inc.; Assistant
                                                      Secretary of Nuveen Investments, Inc. (since
                                                      1994); Assistant Secretary of NWQ Investment
                                                      Management Company, LLC (since 2002); Vice
                                                      President and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General Counsel
                                                      and Assistant Secretary of Rittenhouse Asset
                                                      Management, Inc. (since May 2003); Chartered
                                                      Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President and     2000     Vice President (since 2002), formerly,             140
2/3/66                Assistant                       Assistant Vice President (since 2000),
333 W. Wacker Drive   Secretary                       previously, Associate of Nuveen Investments,
Chicago, IL 60606                                     LLC.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         1999     Vice President (since 2002), formerly,             134
11/10/66                                              Assistant Vice President (since 1997), of
333 W. Wacker Drive                                   Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                     portfolio manager of Flagship Financial
                                                      Inc.; Chartered Financial Analyst and
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments, LLC          140
11/28/67              Treasurer                       (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (since 1997); Vice President and
Chicago, IL 60606                                     Treasurer of Nuveen Investments, Inc. (since
                                                      1999); Vice President and Treasurer of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp (since 1999);
                                                      Vice President and Treasurer of Nuveen Asset
                                                      Management, Inc. (since 2002) and of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Assistant Treasurer of NWQ Investment
                                                      Management Company, LLC (since 2002);
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            140
9/8/54                                                (since 2001); previously, Vice President of
333 W. Wacker Drive                                   Van Kampen Investment Advisory Corp. (since
Chicago, IL 60606                                     1998); Vice President of Nuveen
                                                      Institutional Advisory Corp. (since 2002);
                                                      prior thereto, Assistant Vice President of
                                                      Van Kampen Investment Advisory Corp. (since
                                                      1994).


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President and     2000     Vice President (since 2002) and Assistant          140
9/24/64               Secretary                       General Counsel (since 1998); formerly,
333 W. Wacker Drive                                   Assistant Vice President (since 1998) of
Chicago, IL 60606                                     Nuveen Investments, LLC; Vice President
                                                      (since 2002) and Assistant Secretary (since
                                                      1998), formerly Assistant Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments, LLC;         140
10/24/45                                              Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director (since 2002) of Nuveen           140
3/2/64                                                Investments, LLC; Managing Director (since
333 W. Wacker Drive                                   2001), formerly Vice President of Nuveen
Chicago, IL 60606                                     Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp. (since 1995); Managing
                                                      Director of Nuveen Asset Management, Inc.
                                                      (since 2001); Vice President of Nuveen
                                                      Investment Advisers Inc. (since 2002);
                                                      Chartered Financial Analyst.

----
97

================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------
Stephen D. Foy          Vice President and     1998     Vice President (since 1993) and Funds              140
5/31/54                 Controller                      Controller (since 1998) of Nuveen
333 W. Wacker Drive                                     Investments, LLC and Vice President and
Chicago, IL 60606                                       Funds Controller (since 1998) of Nuveen
                                                        Investments, Inc.; Certified Public
                                                        Accountant.


-------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell       Vice President         1988     Vice President of Nuveen Advisory Corp.;           134
7/5/55                                                  Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Richard A. Huber        Vice President         1997     Vice President of Nuveen Institutional             134
3/26/63                                                 Advisory Corp. (since 1998) and Nuveen
333 W. Wacker Drive                                     Advisory Corp. (since 1997); prior
Chicago, IL 60606                                       thereto, Vice President and Portfolio
                                                        Manager of Flagship Financial, Inc.


-------------------------------------------------------------------------------------------------------------------
Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since 2000) of Nuveen              140
3/22/63                                                 Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                                     President (since 1999); prior thereto,
Chicago, IL 60606                                       Associate of Nuveen Investments, LLC;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           140
8/27/61                                                 Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments, LLC.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1988     Vice President, Assistant Secretary and            140
7/27/51                 Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments, LLC; Vice President and
Chicago, IL 60606                                       Assistant Secretary of Nuveen Advisory Corp.
                                                        and Nuveen Institutional Advisory Corp.;
                                                        Assistant Secretary of Nuveen Investments,
                                                        Inc. and (since 1997) Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        2000), Assistant Secretary and Assistant
                                                        General Counsel (since 1998) of Rittenhouse
                                                        Asset Management, Inc.; Vice President and
                                                        Assistant Secretary of Nuveen Investments
                                                        Advisers Inc. (since 2002); Assistant
                                                        Secretary of NWQ Investment Management
                                                        Company, LLC (since 2002).


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since 2002) of Nuveen           140
7/7/65                                                  Investments, LLC; Managing Director (since
333 W. Wacker Drive                                     1997), formerly Vice President (since 1996)
Chicago, IL 60606                                       of Nuveen Advisory Corp. and Nuveen
                                                        Institutional Advisory Corp.; Managing
                                                        Director of Nuveen Asset Management, Inc.
                                                        (since 1999). Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         1999     Vice President (since 2002), formerly,             134
9/4/60                                                  Assistant Vice President (since 1998), of
333 W. Wacker Drive                                     Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       portfolio manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding      Vice President         1982     Vice President of Nuveen Advisory Corp. and        134
7/31/51                                                 Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Institutional Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

----
44

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel               Transfer Agent and
   Nuveen Advisory Corp. Morgan, Lewis & Bockius LLP Shareholder Services
   333 West Wacker Drive Washington, D.C.            Boston Financial
   Chicago, IL 60606                                 Data Services, Inc.
                         Independent Auditors        Nuveen Investor Services
                         PricewaterhouseCoopers LLP  P.O. Box 8530
                         Chicago, IL                 Boston, MA 02266-8530
                                                     (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
45

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $80 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MAN-MS5-0503D

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 1. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on our evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by EX-99.CERT Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002. EX-99.906.CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date August 1, 2003
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date August 1, 2003
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date August 1, 2003
     ----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.